Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
January 31, 2023
IID-NPRT1-0423
1.9891456.104
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 5.2%
AGL Energy Ltd.	74,779	405,547
Allkem Ltd. (a)	75,184	698,005
ALS Ltd.	60,808	564,175
Altium Ltd.	15,115	418,490
Alumina Ltd.	299,982	333,718
AMP Ltd. (a)	395,292	374,977
Ampol Ltd.	29,742	644,981
Ansell Ltd.	15,538	310,536
ANZ Group Holdings Ltd.	369,669	6,578,781
APA Group unit	146,267	1,094,649
Aristocrat Leisure Ltd.	81,610	1,970,331
ASX Ltd.	24,053	1,177,037
Atlas Arteria Ltd. unit	150,576	732,316
Aurizon Holdings Ltd.	225,925	590,514
Bank of Queensland Ltd.	81,052	400,790
Bendigo & Adelaide Bank Ltd.	70,300	501,128
BHP Group Ltd.	627,805	21,987,084
BlueScope Steel Ltd.	58,254	794,380
Brambles Ltd.	172,546	1,467,255
carsales.com Ltd.	44,034	712,921
Challenger Ltd.	72,291	370,619
Charter Hall Group unit	58,264	573,702
Cleanaway Waste Management Ltd.	276,507	535,775
Cochlear Ltd.	8,167	1,233,844
Coles Group Ltd.	165,162	2,077,348
Commonwealth Bank of Australia	209,730	16,371,969
Computershare Ltd.	70,734	1,191,293
CSL Ltd.	59,756	12,617,514
Dexus unit	136,015	788,624
Dominos Pizza Enterprises Ltd.	7,987	430,564
Downer EDI Ltd.	77,159	206,482
Endeavour Group Ltd.	169,051	793,789
Evolution Mining Ltd.	230,753	524,364
Fortescue Metals Group Ltd.	208,696	3,296,470
Goodman Group unit	211,967	3,023,410
Harvey Norman Holdings Ltd.	78,917	250,541
IDP Education Ltd.	25,726	572,492
IGO Ltd.	84,332	876,655
Iluka Resources Ltd.	53,553	412,073
Incitec Pivot Ltd.	241,867	591,416
Insurance Australia Group Ltd.	304,653	1,057,991
JB Hi-Fi Ltd.	13,629	468,599
Lendlease Group unit	86,627	528,972
Lynas Rare Earths Ltd. (a)	113,876	762,301
Macquarie Group Ltd.	44,997	6,003,008
Magellan Financial Group Ltd.	17,691	112,460
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	365
Medibank Private Ltd.	335,900	699,775
Metcash Ltd.	118,219	350,333
Mineral Resources Ltd.	20,654	1,307,607
Mirvac Group unit	493,903	797,955
National Australia Bank Ltd.	390,257	8,805,814
Newcrest Mining Ltd.	110,701	1,758,941
NEXTDC Ltd. (a)	58,353	412,386
Nine Entertainment Co. Holdings Ltd.	180,848	261,656
Northern Star Resources Ltd.	144,676	1,289,140
Orica Ltd.	56,402	591,858
Origin Energy Ltd.	213,764	1,134,995
Orora Ltd.	105,241	222,683
OZ Minerals Ltd.	41,274	817,509
Pilbara Minerals Ltd. (a)	325,519	1,107,390
Qantas Airways Ltd. (a)	114,502	516,843
QBE Insurance Group Ltd.	183,114	1,786,629
Qube Holdings Ltd.	217,423	472,782
Ramsay Health Care Ltd.	22,870	1,080,693
REA Group Ltd.	6,467	579,907
Reece Ltd.	25,919	297,911
Reliance Worldwide Corp. Ltd.	97,751	244,814
Rio Tinto Ltd.	46,010	4,128,815
Santos Ltd.	414,126	2,114,063
Scentre Group unit	644,366	1,398,151
SEEK Ltd.	44,596	772,357
Sonic Healthcare Ltd.	59,681	1,336,709
South32 Ltd.	573,911	1,841,641
Steadfast Group Ltd.	128,323	476,744
Stockland Corp. Ltd. unit	298,067	832,880
Suncorp Group Ltd.	155,834	1,385,262
Tabcorp Holdings Ltd.	287,209	213,625
The GPT Group unit	238,369	772,683
The Star Entertainment Group Ltd. (a)	110,021	151,814
Transurban Group unit	379,794	3,723,556
Treasury Wine Estates Ltd.	89,247	919,314
Vicinity Centres unit	480,297	702,694
Washington H. Soul Pattinson & Co. Ltd.	30,425	619,664
Wesfarmers Ltd.	140,021	4,936,681
Westpac Banking Corp.	432,843	7,282,967
Whitehaven Coal Ltd.	116,077	690,210
WiseTech Global Ltd.	21,414	928,502
Woodside Energy Group Ltd.	235,310	6,093,091
Woolworths Group Ltd.	150,201	3,838,758
WorleyParsons Ltd.	45,722	501,921
TOTAL AUSTRALIA		167,629,978
Austria - 0.2%
Andritz AG	8,982	535,110
AT&S Austria Technologie & Systemtechnik AG (b)	2,845	97,273
BAWAG Group AG (c)	11,078	682,261
CA Immobilien Anlagen AG	5,454	169,578
Erste Group Bank AG	43,995	1,662,063
Immofinanz AG (a)(b)	4,279	57,637
Immofinanz AG (d)	7,756	0
Lenzing AG (b)	1,487	104,917
Mayr-Melnhof Karton AG	1,086	181,583
Oesterreichische Post AG (b)	4,147	147,425
OMV AG	17,904	892,440
Raiffeisen International Bank-Holding AG (a)	16,814	300,878
S IMMO AG	1,375	19,762
Verbund AG	3,887	329,820
Voestalpine AG	13,161	434,963
Wienerberger AG	13,507	403,814
TOTAL AUSTRIA		6,019,524
Bailiwick of Jersey - 0.5%
Experian PLC	120,254	4,397,629
Glencore PLC	1,501,049	10,052,357
Man Group PLC	173,439	531,781
WPP PLC	133,334	1,557,840
TOTAL BAILIWICK OF JERSEY		16,539,607
Belgium - 0.6%
Ackermans & Van Haaren SA	2,798	483,349
Aedifica SA	4,760	416,833
Ageas	22,194	1,079,979
Anheuser-Busch InBev SA NV	122,713	7,407,173
Cofinimmo SA	3,775	342,478
Colruyt NV (b)	7,076	186,855
D'ieteren Group	2,817	535,632
ELIA GROUP SA/NV	4,353	609,528
Euronav NV	18,666	293,636
Galapagos NV (a)	5,942	262,983
Groupe Bruxelles Lambert SA	12,497	1,065,423
KBC Group NV	41,910	3,091,868
Proximus	18,931	193,707
Sofina SA	1,996	472,181
Solvay SA Class A	9,118	1,057,182
UCB SA	15,716	1,287,916
Umicore SA	25,821	972,109
Warehouses de Pauw	19,424	613,654
TOTAL BELGIUM		20,372,486
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	506,000	451,916
AutoStore Holdings Ltd. (a)(b)(c)	119,593	274,253
Beijing Enterprises Water Group Ltd.	612,000	156,388
China Gas Holdings Ltd.	360,600	561,389
China Resource Gas Group Ltd.	113,900	478,977
CK Infrastructure Holdings Ltd.	76,000	422,830
Credicorp Ltd. (United States)	8,451	1,134,969
Golar LNG Ltd. (a)	11,938	279,827
Hiscox Ltd.	43,362	601,145
Hongkong Land Holdings Ltd.	131,339	642,087
Jardine Matheson Holdings Ltd.	29,961	1,592,595
Kunlun Energy Co. Ltd.	508,000	400,637
Nine Dragons Paper (Holdings) Ltd.	215,000	192,738
Orient Overseas International Ltd.	16,000	265,966
TOTAL BERMUDA		7,455,717
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	21,500	189,872
Ambev SA	547,200	1,472,480
Armac Locacao Logistica e Servicos SA	11,800	30,498
Atacadao SA	62,500	202,534
B3 SA - Brasil Bolsa Balcao	756,300	1,930,865
Banco Bradesco SA	214,559	533,407
Banco BTG Pactual SA unit	138,200	588,595
Banco do Brasil SA	178,700	1,432,754
BB Seguridade Participacoes SA	81,400	605,814
BRF SA (a)	78,700	123,407
CCR SA	146,200	338,694
Centrais Eletricas Brasileiras SA (Electrobras)	151,851	1,215,993
Cogna Educacao (a)	184,400	86,455
Companhia Brasileira de Aluminio	23,500	58,793
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	42,700	468,192
Companhia Paranaense de Energia-COPEL unit	28,200	208,932
Companhia Siderurgica Nacional SA (CSN)	74,200	270,413
Compania de Saneamento do Parana unit	32,200	109,293
Cosan SA	146,400	481,626
Embraer SA (a)	87,600	282,146
Energisa SA unit	32,800	272,994
Eneva SA (a)	150,200	355,062
ENGIE Brasil Energia SA	30,350	235,264
Equatorial Energia SA	103,000	568,536
Hapvida Participacoes e Investimentos SA (c)	576,000	584,363
Hypera SA	51,000	466,166
JBS SA	77,900	308,144
Klabin SA unit	104,400	397,750
Localiza Rent a Car SA	397	3,304
Localiza Rent a Car SA	96,500	1,125,577
Lojas Renner SA	126,740	540,036
Magazine Luiza SA	330,880	288,753
Marfrig Global Foods SA	39,300	59,612
Multiplan Empreendimentos Imobiliarios SA	32,400	151,842
Natura & Co. Holding SA	101,488	290,891
Petro Rio SA (a)	79,800	661,817
Petroleo Brasileiro SA - Petrobras (ON)	455,300	2,642,306
Raia Drogasil SA	134,500	657,888
Rede D'Oregon Sao Luiz SA (c)	108,305	680,600
Rumo SA	141,900	513,784
Sendas Distribuidora SA	117,400	454,447
Suzano Papel e Celulose SA	98,053	895,482
Telefonica Brasil SA	52,700	434,158
TIM SA	103,400	240,152
Totvs SA	54,500	322,837
Transmissora Alianca de Energia Eletrica SA unit	26,600	194,196
Ultrapar Participacoes SA	87,500	227,356
Vale SA	479,943	8,935,526
Via S/A (a)	172,386	81,502
Vibra Energia SA	140,600	455,898
Weg SA	182,200	1,372,521
YDUQS Participacoes SA	26,300	53,519
TOTAL BRAZIL		35,103,046
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)(b)	19,340	344,059
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	4,276
TOTAL BRITISH VIRGIN ISLANDS		348,335
Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)	56,371	3,183,433
Air Canada (a)	42,106	714,557
Algonquin Power & Utilities Corp.	80,915	589,888
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	96,756	4,418,394
AltaGas Ltd.	35,413	662,189
ARC Resources Ltd.	79,913	928,530
ATCO Ltd. Class I (non-vtg.)	9,336	297,085
B2Gold Corp.	128,617	509,422
Ballard Power Systems, Inc. (a)	29,068	190,284
Bank of Montreal	87,096	8,764,913
Bank of Nova Scotia	147,592	7,989,968
Barrick Gold Corp. (Canada)	218,631	4,275,509
Bausch Health Cos., Inc. (Canada) (a)	34,747	266,632
BCE, Inc.	36,912	1,744,966
BlackBerry Ltd. (a)	62,713	267,716
Brookfield Asset Management Ltd. Class A (a)	44,326	1,447,162
Brookfield Corp. (Canada) Class A	177,356	6,598,115
Brookfield Renewable Corp.	15,757	496,318
CAE, Inc. (a)	39,581	893,923
Cameco Corp.	53,763	1,504,338
Canadian Imperial Bank of Commerce	112,250	5,124,246
Canadian National Railway Co.	75,449	8,980,957
Canadian Natural Resources Ltd.	137,299	8,427,499
Canadian Pacific Railway Ltd.	115,380	9,106,916
Canadian Tire Ltd. Class A (non-vtg.)	6,909	821,468
Canadian Utilities Ltd. Class A (non-vtg.)	14,920	414,672
CCL Industries, Inc. Class B	17,894	836,905
Cenovus Energy, Inc. (Canada)	171,493	3,425,864
CGI, Inc. Class A (sub. vtg.) (a)	26,143	2,240,688
CI Financial Corp.	21,661	258,359
Constellation Software, Inc.	2,451	4,330,343
Descartes Systems Group, Inc. (Canada) (a)	10,620	775,019
Dollarama, Inc.	35,664	2,132,791
Element Fleet Management Corp.	49,868	704,610
Emera, Inc.	33,290	1,325,545
Empire Co. Ltd. Class A (non-vtg.)	20,608	593,048
Enbridge, Inc.	250,551	10,258,929
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,826	1,870,909
Finning International, Inc.	19,399	547,321
First Quantum Minerals Ltd.	69,202	1,605,551
FirstService Corp.	4,684	669,394
Fortis, Inc.	59,154	2,430,536
Franco-Nevada Corp.	23,938	3,511,314
George Weston Ltd.	8,063	1,037,273
GFL Environmental, Inc.	21,769	671,779
Gibson Energy, Inc.	18,772	336,204
Gildan Activewear, Inc.	22,020	690,447
Great-West Lifeco, Inc.	33,413	886,209
Hydro One Ltd. (c)	39,167	1,070,907
iA Financial Corp., Inc.	13,231	816,701
Imperial Oil Ltd.	21,866	1,195,066
Intact Financial Corp.	21,759	3,156,694
Ivanhoe Mines Ltd. (a)	68,729	645,682
Keyera Corp.	27,534	628,054
Kinross Gold Corp.	156,889	729,881
Lightspeed Commerce, Inc. (Canada) (a)	16,210	293,243
Loblaw Companies Ltd.	18,884	1,691,761
Lundin Mining Corp.	82,997	628,146
Magna International, Inc. Class A (sub. vtg.)	33,005	2,142,702
Manulife Financial Corp.	234,215	4,634,836
MEG Energy Corp. (a)	33,248	549,490
Methanex Corp.	8,561	405,225
Metro, Inc.	29,232	1,586,663
National Bank of Canada	41,493	3,116,926
Northland Power, Inc.	29,993	805,644
Nutrien Ltd.	64,555	5,343,721
Nuvei Corp. (Canada) (a)(c)	8,402	296,601
Onex Corp. (sub. vtg.)	8,905	460,258
Open Text Corp.	33,458	1,122,266
Pan American Silver Corp.	25,442	463,808
Parkland Corp.	22,207	521,732
Pembina Pipeline Corp.	68,683	2,436,981
Power Corp. of Canada (sub. vtg.)	69,844	1,894,457
Quebecor, Inc. Class B (sub. vtg.)	19,387	459,850
Restaurant Brands International, Inc.	37,759	2,526,537
RioCan (REIT)	17,929	311,000
Ritchie Bros. Auctioneers, Inc.	13,749	831,419
Rogers Communications, Inc. Class B (non-vtg.)	43,307	2,105,543
Royal Bank of Canada	172,273	17,629,320
Saputo, Inc.	30,356	836,840
Shaw Communications, Inc. Class B	55,424	1,649,536
Shopify, Inc. Class A (a)	147,616	7,274,572
SNC-Lavalin Group, Inc.	21,877	469,421
SSR Mining, Inc.	25,118	424,375
Stantec, Inc.	13,612	709,577
Sun Life Financial, Inc.	72,678	3,652,062
Suncor Energy, Inc.	167,486	5,813,012
TC Energy Corp.	125,468	5,406,096
Teck Resources Ltd. Class B (sub. vtg.)	56,001	2,422,620
TELUS Corp.	57,568	1,240,445
TFI International, Inc. (Canada)	9,747	1,085,572
The Toronto-Dominion Bank	224,760	15,551,017
Thomson Reuters Corp.	19,644	2,336,817
TMX Group Ltd.	6,834	673,564
Toromont Industries Ltd.	10,169	812,343
Tourmaline Oil Corp.	39,034	1,819,171
TransAlta Corp.	28,615	277,859
Tricon Residential, Inc.	34,473	299,247
Waste Connections, Inc. (Canada)	31,978	4,243,385
West Fraser Timber Co. Ltd.	7,410	644,292
Wheaton Precious Metals Corp.	55,872	2,554,772
Whitecap Resources, Inc.	77,828	648,689
WSP Global, Inc.	15,475	1,973,468
Yamana Gold, Inc.	120,896	729,619
TOTAL CANADA		243,807,623
Cayman Islands - 5.3%
AAC Technology Holdings, Inc. (a)	88,000	234,502
Airtac International Group	17,650	603,093
Alchip Technologies Ltd.	9,000	255,795
Alibaba Group Holding Ltd. sponsored ADR (a)	239,597	26,403,589
Anta Sports Products Ltd.	134,400	2,038,662
ASMPT Ltd.	36,700	303,128
Autohome, Inc. ADR Class A	7,066	246,321
Baidu, Inc. sponsored ADR (a)	34,252	4,613,059
BeiGene Ltd. ADR (a)(b)	8,061	2,063,616
Bilibili, Inc. ADR (a)	28,595	714,875
BizLink Holding, Inc.	15,000	131,475
Chailease Holding Co. Ltd.	187,096	1,408,762
China Conch Environment Protection Holdings Ltd. (a)	182,500	79,884
China Conch Venture Holdings Ltd.	198,500	421,234
China Feihe Ltd. (c)	375,000	359,789
China Hongqiao Group Ltd.	238,000	276,824
China Literature Ltd. (a)(c)	51,200	268,437
China Medical System Holdings Ltd.	160,000	276,195
China Meidong Auto Holding Ltd.	64,000	158,793
China Mengniu Dairy Co. Ltd.	377,000	1,818,600
China Resources Cement Holdings Ltd.	288,000	166,557
China Resources Land Ltd.	352,000	1,686,980
China Resources Mixc Lifestyle Services Ltd. (c)	74,755	430,713
China State Construction International Holdings Ltd.	212,000	253,922
ChinaSoft International Ltd.	322,000	283,094
Chow Tai Fook Jewellery Group Ltd.	274,600	587,826
CIFI Holdings Group Co. Ltd. (b)	507,495	75,305
CK Asset Holdings Ltd.	241,329	1,542,939
CK Hutchison Holdings Ltd.	331,500	2,109,650
Country Garden Holdings Co. Ltd.	1,343,120	503,980
Country Garden Services Holdings Co. Ltd.	238,000	643,424
Daqo New Energy Corp. ADR (a)	6,915	314,702
ENN Energy Holdings Ltd.	93,700	1,411,752
ESR Group Ltd. (c)	294,200	589,014
Futu Holdings Ltd. ADR (a)(b)	7,884	400,192
GDS Holdings Ltd. ADR (a)(b)	13,789	321,973
Geely Automobile Holdings Ltd.	611,000	991,225
General Interface Solution Holding Ltd.	22,000	62,595
Genscript Biotech Corp. (a)	130,000	440,507
H World Group Ltd. ADR	17,376	825,012
Hansoh Pharmaceutical Group Co. Ltd. (c)	128,000	261,979
Hengan International Group Co. Ltd.	82,000	403,388
Himax Technologies, Inc. sponsored ADR (b)	14,808	120,685
Innovent Biologics, Inc. (a)(c)	146,000	795,182
iQIYI, Inc. ADR (a)	41,651	279,062
JD Health International, Inc. (a)(c)	130,050	1,079,979
JD.com, Inc. sponsored ADR	147,149	8,759,780
JinkoSolar Holdings Co. Ltd. ADR (a)	5,049	284,663
JOYY, Inc. ADR	5,612	200,236
KE Holdings, Inc. ADR (a)	83,909	1,538,891
Kingboard Chemical Holdings Ltd.	77,500	316,575
Kingdee International Software Group Co. Ltd. (a)	345,000	752,966
Kingsoft Corp. Ltd.	120,000	441,845
Kuaishou Technology Class B (a)(c)	239,600	2,108,196
Li Ning Co. Ltd.	288,000	2,847,071
Longfor Properties Co. Ltd. (c)	211,500	698,820
Lufax Holding Ltd. ADR	82,781	252,482
Meituan Class B (a)(c)	580,490	12,977,364
Microport Scientific Corp. (a)	89,900	282,090
Minth Group Ltd.	88,000	258,280
NetEase, Inc. ADR	45,188	4,004,109
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	18,212	776,560
NIO, Inc. sponsored ADR (a)(b)	175,553	2,118,925
PagSeguro Digital Ltd. (a)	23,879	240,939
Parade Technologies Ltd.	9,000	278,072
Pinduoduo, Inc. ADR (a)	67,409	6,604,734
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	60,600	160,469
Polaris Group (a)	39,001	133,145
Pop Mart International Group Ltd. (b)(c)	87,800	284,694
Sands China Ltd. (a)	295,600	1,108,526
Sea Ltd. ADR (a)	44,899	2,893,741
Shenzhou International Group Holdings Ltd.	98,900	1,245,509
Silicon Motion Tech Corp. sponsored ADR	4,184	268,194
Sino Biopharmaceutical Ltd.	1,230,500	716,013
SITC International Holdings Co. Ltd.	156,000	340,798
Smoore International Holdings Ltd. (b)(c)	201,000	303,001
StoneCo Ltd. Class A (a)	30,339	338,583
Sunac China Holdings Ltd. (a)(d)	317,000	60,642
Sunny Optical Technology Group Co. Ltd.	88,600	1,195,846
TAL Education Group ADR (a)	59,930	438,088
Tencent Holdings Ltd.	748,200	36,458,978
Tencent Music Entertainment Group ADR (a)	76,159	638,974
Tingyi (Cayman Islands) Holding Corp.	220,000	365,995
Tongcheng Travel Holdings Ltd. (a)	131,200	297,274
Topsports International Holdings Ltd. (c)	337,000	317,543
Trip.com Group Ltd. ADR (a)	66,239	2,434,946
Vipshop Holdings Ltd. ADR (a)	45,254	700,079
Want Want China Holdings Ltd.	603,000	392,734
Weibo Corp. sponsored ADR (a)	9,387	213,554
WH Group Ltd. (c)	988,000	608,474
Wharf Real Estate Investment Co. Ltd.	193,000	1,104,861
Wisdom Marine Lines Co. Ltd.	55,000	111,861
Wuxi Biologics (Cayman), Inc. (a)(c)	440,000	3,674,180
Xiaomi Corp. Class B (a)(c)	1,787,800	2,957,466
Xinyi Glass Holdings Ltd.	316,000	672,804
Xinyi Solar Holdings Ltd.	553,097	719,559
XP, Inc.:
BDR (a)	10,774	190,486
Class A (a)	22,261	396,691
XPeng, Inc. ADR (a)(b)	63,133	671,735
Zai Lab Ltd. ADR (a)	9,171	386,466
Zhen Ding Technology Holding Ltd.	77,000	284,087
Zhongsheng Group Holdings Ltd. Class H	73,500	415,877
ZTO Express, Inc. sponsored ADR	51,831	1,477,702
TOTAL CAYMAN ISLANDS		169,980,443
Chile - 0.1%
Banco de Chile	5,439,649	594,419
Banco de Credito e Inversiones	7,332	221,022
Banco Santander Chile	7,180,968	301,885
CAP SA	7,719	71,261
Cencosud SA	158,349	284,416
Compania Cervecerias Unidas SA	17,327	133,083
Compania Sud Americana de Vapores SA	1,705,169	147,995
Empresas CMPC SA	136,957	235,500
Empresas COPEC SA	43,828	330,573
Enel Americas SA	2,503,236	331,394
Enel Chile SA	2,994,578	141,387
Falabella SA	91,374	212,323
Parque Arauco SA	91,986	118,426
Quinenco SA	33,260	115,719
TOTAL CHILE		3,239,403
China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	3,797,000	1,366,667
Aluminum Corp. of China Ltd. (H Shares)	518,000	276,816
Anhui Conch Cement Co. Ltd. (H Shares)	144,000	546,685
Bank of China Ltd. (H Shares)	9,619,000	3,661,615
Bank of Communications Co. Ltd. (H Shares)	2,641,000	1,632,400
BYD Co. Ltd. (H Shares)	107,207	3,394,983
CGN Power Co. Ltd. (H Shares) (c)	1,444,000	337,404
China CITIC Bank Corp. Ltd. (H Shares)	1,155,000	557,230
China Coal Energy Co. Ltd. (H Shares)	267,000	214,261
China Construction Bank Corp. (H Shares)	12,220,000	7,909,895
China Galaxy Securities Co. Ltd. (H Shares)	465,500	250,930
China International Capital Corp. Ltd. (H Shares) (c)	191,200	427,261
China Life Insurance Co. Ltd. (H Shares)	918,000	1,689,829
China Longyuan Power Grid Corp. Ltd. (H Shares)	419,000	578,405
China Merchants Bank Co. Ltd. (H Shares)	411,500	2,669,042
China Minsheng Banking Corp. Ltd. (H Shares)	789,500	295,175
China National Building Materials Co. Ltd. (H Shares)	584,000	535,853
China Pacific Insurance (Group) Co. Ltd. (H Shares)	297,600	818,241
China Petroleum & Chemical Corp. (H Shares)	3,134,000	1,692,265
China Railway Group Ltd. (H Shares)	536,000	292,406
China Shenhua Energy Co. Ltd. (H Shares)	416,000	1,294,850
China Tower Corp. Ltd. (H Shares) (c)	5,866,000	666,501
China Vanke Co. Ltd. (H Shares)	227,700	460,296
CITIC Securities Co. Ltd. (H Shares)	170,875	390,930
Cmoc Group Ltd. (H Shares)	498,000	288,244
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	408,000	423,210
Dongfeng Motor Group Co. Ltd. (H Shares)	332,000	197,944
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	75,200	370,101
GF Securities Co. Ltd. (H Shares)	145,000	237,447
Great Wall Motor Co. Ltd. (H Shares)	381,000	537,954
Guangzhou Automobile Group Co. Ltd. (H Shares)	338,000	243,168
Haier Smart Home Co. Ltd.	289,000	1,065,867
Haitong Securities Co. Ltd. (H Shares)	365,600	252,200
Huatai Securities Co. Ltd. (H Shares) (c)	191,600	248,087
Industrial & Commercial Bank of China Ltd. (H Shares)	8,813,000	4,714,240
New China Life Insurance Co. Ltd. (H Shares)	108,800	291,797
Nongfu Spring Co. Ltd. (H Shares) (c)	217,800	1,232,924
People's Insurance Co. of China Group Ltd. (H Shares)	996,000	335,776
PetroChina Co. Ltd. (H Shares)	2,594,000	1,387,661
PICC Property & Casualty Co. Ltd. (H Shares)	854,000	802,890
Ping An Insurance Group Co. of China Ltd. (H Shares)	769,000	5,973,363
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	935,000	636,275
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	292,800	486,745
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	178,956
Sinopharm Group Co. Ltd. (H Shares)	164,400	402,943
Tsingtao Brewery Co. Ltd. (H Shares)	68,000	656,529
Weichai Power Co. Ltd. (H Shares)	260,000	392,623
WuXi AppTec Co. Ltd. (H Shares) (c)	49,784	646,895
Yankuang Energy Group Co. Ltd. (H Shares)	180,000	578,889
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	70,100	233,639
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	65,500	348,941
Zijin Mining Group Co. Ltd. (H Shares)	714,000	1,180,993
TOTAL CHINA		56,306,241
Colombia - 0.0%
Bancolombia SA	36,729	330,316
Grupo Argos SA	38,666	77,555
Grupo de Inversiones Suramerica SA	11,636	101,930
Grupo Nutresa SA	14,080	138,115
Interconexion Electrica SA ESP	53,070	216,416
TOTAL COLOMBIA		864,332
Czech Republic - 0.0%
CEZ A/S	20,156	818,370
Komercni Banka A/S	9,158	307,975
MONETA Money Bank A/S (c)	43,726	161,341
TOTAL CZECH REPUBLIC		1,287,686
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	364	771,865
Series B	696	1,514,004
Ascendis Pharma A/S sponsored ADR (a)	6,036	748,947
Carlsberg A/S Series B	12,216	1,734,204
Chr. Hansen Holding A/S (b)	12,708	935,267
Coloplast A/S Series B	14,650	1,768,760
Danske Bank A/S	83,869	1,741,679
Demant A/S (a)	11,431	322,164
DSV A/S	23,830	3,921,344
Genmab A/S (a)	8,190	3,209,635
GN Store Nord A/S	17,294	424,092
Novo Nordisk A/S Series B	203,003	28,093,560
Novozymes A/S Series B	25,820	1,339,167
ORSTED A/S (c)	23,516	2,094,148
Pandora A/S	11,866	981,507
SimCorp A/S	4,849	338,021
Tryg A/S	45,004	1,029,290
Vestas Wind Systems A/S	125,428	3,670,223
TOTAL DENMARK		54,637,877
Egypt - 0.0%
Commercial International Bank SAE	293,060	480,762
E-Finance for Digital & Financial Investments	47,980	28,998
EFG-Hermes Holding SAE	103,844	65,307
TOTAL EGYPT		575,067
Finland - 0.8%
Elisa Corp. (A Shares)	18,769	1,068,799
Fortum Corp.	53,678	806,189
Huhtamaki Oyj	11,778	439,449
Kesko Oyj	33,973	789,274
Kojamo OYJ	22,348	342,568
Kone OYJ (B Shares)	50,124	2,726,795
Metso Outotec Oyj	85,686	979,509
Neste OYJ	53,505	2,549,502
Nokia Corp.	672,450	3,181,182
Nordea Bank ABP	409,060	4,763,553
Orion Oyj (B Shares)	13,504	722,152
Sampo Oyj (A Shares)	61,495	3,220,371
Stora Enso Oyj (R Shares)	76,019	1,082,224
UPM-Kymmene Corp.	65,691	2,374,581
Valmet Corp.	20,880	653,070
Wartsila Corp.	59,865	567,517
TOTAL FINLAND		26,266,735
France - 6.5%
Accor SA (a)	20,941	679,703
Air Liquide SA	64,894	10,332,820
Alstom SA	38,076	1,132,197
Arkema SA	8,033	810,080
AXA SA	245,992	7,674,711
BNP Paribas SA	140,655	9,660,448
Bouygues SA	26,303	866,525
Bureau Veritas SA	35,961	1,025,853
Capgemini SA	19,517	3,689,794
Carrefour SA	72,458	1,378,221
Compagnie de St. Gobain	63,894	3,669,506
Compagnie Generale des Etablissements Michelin SCA Series B	88,085	2,785,232
Credit Agricole SA	168,661	2,030,888
Danone SA	78,794	4,321,007
Dassault Systemes SA	85,492	3,179,524
Edenred SA	30,751	1,671,213
Eiffage SA	9,686	1,031,532
Engie SA	229,679	3,261,412
EssilorLuxottica SA	37,763	6,892,974
Gecina SA	6,719	793,275
Getlink SE	50,116	846,130
Hermes International SCA	4,323	8,057,720
Kering SA	8,987	5,607,501
Klepierre SA	24,406	617,157
L'Oreal SA	31,252	12,904,315
Legrand SA	33,066	2,948,300
LVMH Moet Hennessy Louis Vuitton SE	32,429	28,309,721
Orange SA	233,675	2,472,926
Pernod Ricard SA	25,247	5,212,238
Publicis Groupe SA	29,267	2,059,873
Renault SA (a)	25,680	1,039,667
Safran SA	43,421	6,243,743
Sanofi SA	142,959	13,999,185
Sartorius Stedim Biotech	2,968	1,028,982
Schneider Electric SA	70,888	11,499,139
SCOR SE	20,478	504,027
Societe Generale Series A	98,062	2,918,971
Sodexo SA	10,406	1,029,699
Teleperformance	7,292	2,021,512
Thales SA	13,214	1,743,984
TotalEnergies SE	305,136	18,863,750
Veolia Environnement SA	81,594	2,421,911
VINCI SA	66,596	7,524,654
Vivendi SA	100,922	1,081,594
Worldline SA (a)(c)	30,937	1,403,485
TOTAL FRANCE		209,247,099
Germany - 4.8%
adidas AG	22,019	3,545,416
Allianz SE	50,556	12,088,641
BASF AG	113,984	6,535,324
Bayer AG	121,798	7,581,309
Bayerische Motoren Werke AG (BMW)	39,476	4,021,211
Beiersdorf AG	12,202	1,483,491
BioNTech SE ADR	11,404	1,635,448
Brenntag SE	19,115	1,426,898
Carl Zeiss Meditec AG	4,613	661,732
Commerzbank AG (a)	129,967	1,478,638
Continental AG	13,419	942,218
Covestro AG (c)	24,021	1,106,035
Daimler Truck Holding AG (a)	63,740	2,132,205
Delivery Hero AG (a)(c)	24,006	1,441,138
Deutsche Bank AG	254,821	3,381,966
Deutsche Borse AG	23,561	4,216,060
Deutsche Post AG	122,862	5,290,030
Deutsche Telekom AG	431,909	9,622,412
E.ON SE	278,251	3,020,771
Evonik Industries AG	26,036	576,291
Fresenius Medical Care AG & Co. KGaA	24,861	933,647
Fresenius SE & Co. KGaA	51,143	1,475,071
GEA Group AG	20,512	922,089
Hannover Reuck SE	7,373	1,492,497
HeidelbergCement AG	18,039	1,237,790
HelloFresh AG (a)	21,666	522,432
Henkel AG & Co. KGaA	12,384	827,477
Infineon Technologies AG	161,917	5,830,703
K+S AG	23,916	570,966
KION Group AG	8,959	360,747
Knorr-Bremse AG	8,242	541,730
Lanxess AG	10,871	539,156
LEG Immobilien AG	9,244	719,351
Mercedes-Benz Group AG (Germany)	96,868	7,208,144
Merck KGaA	15,935	3,326,086
MTU Aero Engines AG	6,652	1,654,618
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,354	6,244,779
Nemetschek SE	6,855	364,199
Puma AG	12,795	867,433
Rheinmetall AG	5,391	1,254,217
RWE AG	83,356	3,697,315
SAP SE	135,507	16,063,003
Scout24 AG (c)	10,135	588,155
Siemens AG	92,690	14,478,667
Siemens Energy AG	49,244	1,023,601
Siemens Healthineers AG (c)	35,167	1,885,959
Symrise AG	16,427	1,746,348
Thyssenkrupp AG	55,535	433,612
United Internet AG	11,586	268,163
Vonovia SE	98,338	2,777,842
Zalando SE (a)(c)	27,605	1,278,159
TOTAL GERMANY		153,321,190
Greece - 0.1%
Alpha Bank SA (a)	229,559	310,334
Eurobank Ergasias Services and Holdings SA (a)	311,590	420,044
Hellenic Telecommunications Organization SA	25,813	406,066
Jumbo SA	13,273	237,802
Motor Oil (HELLAS) Corinth Refineries SA	7,803	190,020
Mytilineos SA	13,078	336,961
National Bank of Greece SA (a)	69,388	327,841
OPAP SA	24,258	363,407
Public Power Corp. of Greece (a)	24,097	191,238
Terna Energy SA	6,405	139,264
TOTAL GREECE		2,922,977
Hong Kong - 1.7%
AIA Group Ltd.	1,466,200	16,579,274
Bank of East Asia Ltd.	125,392	161,080
BOC Hong Kong (Holdings) Ltd.	446,500	1,560,467
China Everbright International Ltd.	398,000	176,984
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	366,500	112,177
China Jinmao Holdings Group Ltd.	694,000	159,408
China Merchants Holdings International Co. Ltd.	162,346	227,581
China Overseas Land and Investment Ltd.	461,000	1,244,825
China Power International Development Ltd.	601,000	258,374
China Resources Beer Holdings Co. Ltd.	192,000	1,445,430
China Resources Power Holdings Co. Ltd.	224,000	466,581
China Taiping Insurance Group Ltd.	174,800	242,104
CITIC Pacific Ltd.	793,000	927,947
CLP Holdings Ltd.	206,000	1,530,566
CSPC Pharmaceutical Group Ltd.	1,038,160	1,183,713
Far East Horizon Ltd.	225,000	203,237
Fosun International Ltd.	287,000	266,464
Galaxy Entertainment Group Ltd.	248,000	1,726,402
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	48,720	444,969
Guangdong Investment Ltd.	332,000	360,691
Hang Lung Properties Ltd.	231,000	435,561
Hang Seng Bank Ltd.	89,000	1,482,137
Henderson Land Development Co. Ltd.	160,500	592,887
Hong Kong & China Gas Co. Ltd.	1,357,393	1,362,850
Hong Kong Exchanges and Clearing Ltd.	148,053	6,659,067
Hua Hong Semiconductor Ltd. (a)(c)	72,000	278,410
Hysan Development Co. Ltd.	76,000	255,698
Lenovo Group Ltd.	930,000	745,924
Link (REIT)	262,695	2,102,707
MTR Corp. Ltd.	192,613	1,030,771
New World Development Co. Ltd.	173,000	517,080
Power Assets Holdings Ltd.	169,500	959,059
Sino Land Ltd.	408,908	531,367
Sun Hung Kai Properties Ltd.	187,000	2,651,965
Swire Pacific Ltd. (A Shares)	55,500	508,596
Swire Properties Ltd.	132,800	373,242
Techtronic Industries Co. Ltd.	226,000	2,913,543
Wharf Holdings Ltd.	147,000	382,955
TOTAL HONG KONG		53,062,093
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	62,979	469,462
OTP Bank PLC	27,101	815,378
Richter Gedeon PLC	16,682	376,024
TOTAL HUNGARY		1,660,864
India - 2.9%
Adani Enterprises Ltd.	33,679	1,230,871
Adani Ports & Special Economic Zone Ltd.	92,491	696,213
Apollo Hospitals Enterprise Ltd.	12,465	651,867
Asian Paints Ltd.	55,385	1,853,482
Avenue Supermarts Ltd. (a)(c)	18,390	791,559
Axis Bank Ltd.	282,288	3,023,429
Bajaj Finance Ltd.	32,765	2,373,564
Bajaj Finserv Ltd.	47,307	781,704
Bharat Petroleum Corp. Ltd.	119,180	501,283
Bharti Airtel Ltd.	301,404	2,846,081
Cipla Ltd./India	67,092	838,130
Coal India Ltd.	258,419	714,838
HCL Technologies Ltd.	131,733	1,820,407
HDFC Standard Life Insurance Co. Ltd. (c)	115,187	818,029
Hindalco Industries Ltd.	181,902	1,052,212
Hindustan Unilever Ltd.	110,720	3,500,681
Housing Development Finance Corp. Ltd.	225,635	7,279,178
ICICI Bank Ltd.	640,619	6,568,213
Info Edge India Ltd.	9,383	424,345
Infosys Ltd.	454,372	8,576,423
ITC Ltd.	370,187	1,600,982
JSW Steel Ltd. (a)	116,529	1,026,576
Kotak Mahindra Bank Ltd.	135,517	2,883,315
Larsen & Toubro Ltd.	84,700	2,209,631
Mahindra & Mahindra Ltd.	118,073	2,000,097
Maruti Suzuki India Ltd.	16,542	1,807,106
NTPC Ltd.	590,059	1,238,487
Oil & Natural Gas Corp. Ltd.	480,603	858,186
Power Grid Corp. of India Ltd.	422,646	1,123,979
Reliance Industries Ltd.	427,588	12,361,021
SRF Ltd.	17,730	475,684
State Bank of India	222,504	1,514,244
Sun Pharmaceutical Industries Ltd.	133,102	1,688,843
Tata Consultancy Services Ltd.	127,213	5,261,707
Tata Consumer Products Ltd.	74,507	666,707
Tata Motors Ltd. (a)	218,726	1,220,699
Tata Power Co. Ltd./The	207,037	542,109
Tata Steel Ltd.	998,941	1,474,308
Tech Mahindra Ltd.	78,668	984,377
Titan Co. Ltd.	52,012	1,520,253
Ultratech Cement Ltd.	14,269	1,241,258
Vedanta Ltd.	133,737	547,604
Wipro Ltd.	185,952	912,490
TOTAL INDIA		91,502,172
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	1,717,300	340,275
PT Aneka Tambang Tbk	1,042,100	161,473
PT Astra International Tbk	2,516,400	1,010,969
PT Bank Central Asia Tbk	6,839,700	3,881,592
PT Bank Jago Tbk (a)	466,100	100,357
PT Bank Mandiri (Persero) Tbk	2,767,000	1,843,752
PT Bank Negara Indonesia (Persero) Tbk	939,100	575,660
PT Bank Rakyat Indonesia (Persero) Tbk	8,796,653	2,697,651
PT Barito Pacific Tbk	3,300,680	182,019
PT Bukalapak.com Tbk (a)	6,358,300	124,379
PT Bukit Asam Tbk	455,700	103,601
PT Bumi Resources Minerals Tbk (a)	10,447,200	128,534
PT Bumi Serpong Damai Tbk (a)	1,414,500	88,407
PT Charoen Pokphand Indonesia Tbk	872,600	339,466
PT Ciputra Development Tbk	1,286,500	83,773
PT Elang Mahkota Teknologi Tbk	4,792,600	347,185
PT Gudang Garam Tbk	59,300	91,021
PT Indah Kiat Pulp & Paper Tbk	309,300	172,364
PT Indocement Tunggal Prakarsa Tbk	222,800	149,016
PT Indofood CBP Sukses Makmur Tbk	261,200	176,124
PT Indofood Sukses Makmur Tbk	584,200	262,539
PT Kalbe Farma Tbk	2,388,000	328,779
PT Merdeka Copper Gold Tbk (a)	1,645,410	521,102
PT Mitra Keluarga Karyasehat Tbk	652,600	130,280
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	72,729
PT Perusahaan Gas Negara Tbk Series B	1,266,800	131,128
PT Sarana Menara Nusantara Tbk	2,660,500	199,260
PT Semen Indonesia (Persero) Tbk	400,160	198,226
PT Sumber Alfaria Trijaya Tbk	2,279,800	430,956
PT Telkom Indonesia Persero Tbk	5,904,900	1,526,019
PT Tower Bersama Infrastructure Tbk	487,220	68,382
PT United Tractors Tbk	182,000	298,800
PT Vale Indonesia Tbk (a)	240,100	119,736
TOTAL INDONESIA		16,885,554
Ireland - 0.6%
Bank of Ireland Group PLC	124,259	1,321,973
CRH PLC	94,691	4,424,204
DCC PLC (United Kingdom)	12,726	722,647
Flutter Entertainment PLC (a)	6,085	941,487
Flutter Entertainment PLC (Ireland) (a)	12,870	1,991,008
Glanbia PLC	25,105	305,680
Grafton Group PLC unit	27,128	307,257
ICON PLC (a)	10,085	2,326,710
James Hardie Industries PLC CDI	55,615	1,247,920
Kerry Group PLC Class A	19,282	1,801,511
Kingspan Group PLC (Ireland)	19,282	1,232,591
Ryanair Holdings PLC sponsored ADR (a)	12,275	1,111,256
Smurfit Kappa Group PLC	32,186	1,344,705
TOTAL IRELAND		19,078,949
Isle of Man - 0.0%
Entain PLC	73,006	1,346,282
Israel - 0.6%
Airport City Ltd. (a)	8,600	135,616
Alony Hetz Properties & Investments Ltd.	19,190	204,595
Amot Investments Ltd.	26,702	155,958
Ashtrom Group Ltd.	4,790	90,300
Azrieli Group	4,387	280,888
Bank Hapoalim BM (Reg.)	152,843	1,368,287
Bank Leumi le-Israel BM	193,247	1,698,081
Bezeq The Israel Telecommunication Corp. Ltd.	248,225	410,274
Big Shopping Centers Ltd. (a)	1,302	130,138
Check Point Software Technologies Ltd. (a)	12,601	1,602,847
Clal Insurance Enterprises Holdings Ltd. (a)	7,526	128,622
CyberArk Software Ltd. (a)	5,111	720,038
Danel Adir Yeoshua Ltd.	572	43,799
Delek Group Ltd. (a)	1,012	109,361
Elbit Systems Ltd. (Israel)	3,107	519,656
Electra Israel Ltd.	265	135,308
Enlight Renewable Energy Ltd. (a)	13,217	273,059
First International Bank of Israel	6,350	255,350
Formula Systems (1985) Ltd.	1,119	88,537
Fox Wizel Ltd.	848	76,259
Global-e Online Ltd. (a)(b)	10,871	325,804
Harel Insurance Investments and Financial Services Ltd.	12,544	120,765
Hilan Ltd.	2,236	108,508
Icl Group Ltd.	90,426	712,583
InMode Ltd. (a)(b)	8,315	291,441
Isracard Ltd.	23,224	78,049
Israel Corp. Ltd. (Class A)	529	194,794
Israel Discount Bank Ltd. (Class A)	155,188	788,608
Kornit Digital Ltd. (a)	6,035	152,142
Melisron Ltd.	2,779	193,310
Mivne Real Estate KD Ltd.	72,617	231,843
Mizrahi Tefahot Bank Ltd.	18,791	617,357
Nano Dimension Ltd. ADR (a)(b)	32,506	89,717
NICE Ltd. (a)	7,895	1,626,279
Nova Ltd. (a)	3,487	313,680
OPC Energy Ltd. (a)	12,463	128,903
Partner Communications Co. Ltd. (a)	15,700	112,531
Paz Oil Co. Ltd. (a)	1,269	157,906
Perion Network Ltd. (a)(b)	5,708	191,218
Plus500 Ltd.	12,784	292,992
Radware Ltd. (a)	4,785	101,921
Reit 1 Ltd.	25,237	124,662
Shapir Engineering and Industry Ltd.	17,410	131,647
Shikun & Binui Ltd. (a)	33,383	97,587
Shufersal Ltd.	34,256	191,543
Stratasys Ltd. (a)	7,106	101,829
Strauss Group Ltd.	5,558	141,766
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	137,760	1,451,990
The Phoenix Holdings Ltd.	20,884	223,201
Tower Semiconductor Ltd. (a)	13,879	583,041
Wix.com Ltd. (a)	6,870	597,553
ZIM Integrated Shipping Services Ltd. (b)	9,587	181,674
TOTAL ISRAEL		19,083,817
Italy - 1.2%
A2A SpA	193,743	290,456
Amplifon SpA	10,935	300,409
Assicurazioni Generali SpA	149,502	2,909,307
Azimut Holding SpA	14,654	364,503
Banco BPM SpA	188,293	844,808
DiaSorin SpA	3,306	428,599
Enel SpA	958,695	5,644,911
Eni SpA	310,775	4,782,279
FinecoBank SpA	75,388	1,348,210
Hera SpA	97,238	278,129
Infrastrutture Wireless Italiane SpA (c)	42,423	463,277
Interpump Group SpA	9,983	518,557
Intesa Sanpaolo SpA	2,119,359	5,572,366
Italgas SpA	59,580	347,504
Leonardo SpA	50,647	520,546
Mediobanca SpA	78,612	842,324
Moncler SpA	25,733	1,600,206
Nexi SpA (a)(c)	105,761	926,723
Pirelli & C. SpA (c)	48,500	241,805
Poste Italiane SpA (c)	57,203	608,574
Prada SpA	61,900	395,823
Prysmian SpA	33,175	1,348,876
Recordati SpA	12,031	524,880
Reply SpA	2,772	358,315
Snam SpA	252,666	1,286,962
Telecom Italia SpA (a)	1,251,068	360,193
Telecom Italia SpA (Risparmio Shares) (a)	775,827	215,921
Terna - Rete Elettrica Nazionale	175,144	1,380,837
UniCredit SpA	250,815	4,898,701
Unipol Gruppo SpA	52,826	275,663
TOTAL ITALY		39,879,664
Japan - 15.7%
Activia Properties, Inc.	92	275,508
Adeka Corp.	13,800	233,513
Advance Residence Investment Corp.	173	422,598
Advantest Corp.	22,700	1,627,158
AEON Co. Ltd.	108,100	2,216,232
AGC, Inc.	28,000	1,031,683
Aica Kogyo Co. Ltd.	8,200	198,301
Ain Holdings, Inc.	3,700	159,985
Air Water, Inc.	28,400	347,476
Aisin Seiki Co. Ltd.	22,400	653,532
Ajinomoto Co., Inc.	66,800	2,202,302
Alfresa Holdings Corp.	24,500	306,666
Alps Alpine Co. Ltd.	26,400	270,494
Amada Co. Ltd.	42,000	377,276
Ana Holdings, Inc. (a)	19,300	427,162
Anritsu Corp.	16,400	157,102
Aozora Bank Ltd.	14,300	285,917
Asahi Group Holdings	62,900	2,077,100
ASAHI INTECC Co. Ltd.	28,900	507,027
Asahi Kasei Corp.	173,200	1,312,446
Asics Corp.	22,700	540,272
Astellas Pharma, Inc.	226,200	3,329,694
Azbil Corp.	16,600	468,095
Bandai Namco Holdings, Inc.	27,500	1,839,029
Bank of Kyoto Ltd.	9,300	432,712
BayCurrent Consulting, Inc.	17,200	731,165
Benesse Holdings, Inc.	10,500	160,604
Bic Camera, Inc.	19,500	184,160
Biprogy, Inc.	10,000	261,267
Bridgestone Corp.	75,800	2,829,856
Brother Industries Ltd.	31,800	493,926
Calbee, Inc.	13,700	309,403
Canon, Inc.	129,100	2,865,033
Capcom Co. Ltd.	19,800	641,596
Casio Computer Co. Ltd.	28,000	289,442
Central Japan Railway Co.	25,500	3,110,356
Chiba Bank Ltd.	88,800	671,897
Chubu Electric Power Co., Inc.	93,600	1,008,173
Chugai Pharmaceutical Co. Ltd.	79,400	2,058,452
Chugoku Electric Power Co., Inc.	39,500	217,151
Coca-Cola West Co. Ltd.	19,100	201,101
COMSYS Holdings Corp.	14,900	284,179
Concordia Financial Group Ltd.	150,600	661,791
Cosmos Pharmaceutical Corp.	2,700	263,810
Credit Saison Co. Ltd.	19,800	259,409
CyberAgent, Inc.	51,300	479,755
Dai Nippon Printing Co. Ltd.	33,800	798,006
Dai-ichi Mutual Life Insurance Co.	127,100	2,982,120
Daicel Chemical Industries Ltd.	33,900	250,124
Daifuku Co. Ltd.	16,000	881,020
Daiichi Sankyo Kabushiki Kaisha	241,500	7,584,775
Daikin Industries Ltd.	36,400	6,322,488
Daito Trust Construction Co. Ltd.	8,500	839,958
Daiwa House Industry Co. Ltd.	82,600	1,983,641
Daiwa House REIT Investment Corp.	260	565,691
Daiwa Office Investment Corp.	35	164,815
Daiwa Securities Group, Inc.	185,800	876,809
Denka Co. Ltd.	10,900	226,117
DENSO Corp.	62,600	3,380,757
Dentsu Group, Inc.	29,500	950,162
Dic Corp.	10,100	187,780
Disco Corp.	3,700	1,111,601
Dowa Holdings Co. Ltd.	7,000	244,392
East Japan Railway Co.	46,700	2,603,910
Ebara Corp.	9,600	407,612
Eisai Co. Ltd.	36,600	2,264,441
Electric Power Development Co. Ltd.	22,200	358,275
ENEOS Holdings, Inc.	396,500	1,419,548
Exeo Group, Inc.	14,100	256,388
Ezaki Glico Co. Ltd.	7,000	195,607
Fancl Corp.	10,400	211,196
FANUC Corp.	23,800	4,205,215
Fast Retailing Co. Ltd.	7,800	4,737,404
Food & Life Companies Ltd.	14,800	329,396
Freee KK (a)	5,200	137,314
Frontier Real Estate Investment Corp.	63	242,940
Fuji Electric Co. Ltd.	18,400	744,795
FUJIFILM Holdings Corp.	49,800	2,635,475
Fujitsu Ltd.	22,600	3,217,775
Fukuoka Financial Group, Inc.	24,100	556,026
GLP J-REIT	590	667,621
GMO Payment Gateway, Inc.	5,300	490,420
GOLDWIN, Inc.	4,500	342,820
H.U. Group Holdings, Inc.	7,200	152,820
Hakuhodo DY Holdings, Inc.	39,100	422,567
Hamamatsu Photonics K.K.	18,500	988,461
Hankyu Hanshin Holdings, Inc.	29,700	882,757
Harmonic Drive Systems, Inc.	6,900	232,399
Haseko Corp.	28,400	328,564
Hikari Tsushin, Inc.	2,500	356,846
Hino Motors Ltd. (a)	31,400	134,315
Hirose Electric Co. Ltd.	4,000	520,737
Hisamitsu Pharmaceutical Co., Inc.	9,600	298,943
Hitachi Construction Machinery Co. Ltd.	13,100	308,942
Hitachi Ltd.	120,100	6,298,341
Honda Motor Co. Ltd.	211,200	5,224,351
Horiba Ltd.	5,500	253,290
Hoshizaki Corp.	14,600	524,816
House Foods Group, Inc.	9,500	202,687
Hoya Corp.	44,400	4,882,754
Hulic Co. Ltd.	74,700	614,018
Ibiden Co. Ltd.	17,600	686,909
Idemitsu Kosan Co. Ltd.	27,957	698,946
IHI Corp.	19,400	589,463
Iida Group Holdings Co. Ltd.	22,100	368,417
Industrial & Infrastructure Fund Investment Corp.	254	281,493
INPEX Corp.	130,500	1,434,019
Internet Initiative Japan, Inc.	17,000	319,018
Invincible Investment Corp.	772	329,236
Isetan Mitsukoshi Holdings Ltd.	48,200	524,451
Isuzu Motors Ltd.	76,900	972,427
ITO EN Ltd.	7,900	281,870
Itochu Corp.	182,500	5,898,735
ITOCHU Techno-Solutions Corp.	11,800	292,139
Iwatani Corp.	6,500	280,158
J. Front Retailing Co. Ltd.	33,200	309,208
Japan Airlines Co. Ltd. (a)	17,500	371,133
Japan Airport Terminal Co. Ltd. (a)	11,700	609,856
Japan Exchange Group, Inc.	64,300	984,084
Japan Hotel REIT Investment Corp.	566	358,666
Japan Logistics Fund, Inc.	115	262,228
Japan Post Holdings Co. Ltd.	298,400	2,619,792
Japan Post Insurance Co. Ltd.	25,100	447,783
Japan Prime Realty Investment Corp.	125	339,104
Japan Real Estate Investment Corp.	172	737,448
Japan Retail Fund Investment Corp.	871	673,357
Japan Steel Works Ltd.	8,700	185,343
Japan Tobacco, Inc.	136,200	2,777,380
JEOL Ltd.	6,100	179,121
JFE Holdings, Inc.	71,100	937,500
JGC Holdings Corp.	32,900	429,742
JSR Corp.	26,100	587,254
JTEKT Corp.	31,800	235,743
K's Holdings Corp.	21,600	190,964
Kadokawa Corp.	14,000	261,958
Kagome Co. Ltd.	10,900	266,226
Kajima Corp.	58,800	722,140
Kakaku.com, Inc.	14,700	245,080
Kamigumi Co. Ltd.	13,300	272,072
Kaneka Corp.	8,700	228,413
Kansai Electric Power Co., Inc.	102,600	986,714
Kansai Paint Co. Ltd.	31,700	446,435
Kao Corp.	57,700	2,332,340
Kawasaki Heavy Industries Ltd.	20,400	466,805
Kawasaki Kisen Kaisha Ltd.	28,500	595,105
KDDI Corp.	194,200	6,067,479
Keihan Electric Railway Co., Ltd.	13,800	371,296
Keikyu Corp.	33,600	348,184
Keio Corp.	15,200	557,908
Keisei Electric Railway Co.	21,100	615,465
Kenedix Office Investment Corp.	106	251,810
Kewpie Corp.	14,700	255,934
Keyence Corp.	24,700	11,371,113
Kikkoman Corp.	24,000	1,269,411
Kinden Corp.	16,900	193,700
Kintetsu Group Holdings Co. Ltd.	23,100	752,251
Kirin Holdings Co. Ltd.	103,300	1,591,825
Kobayashi Pharmaceutical Co. Ltd.	7,200	516,903
Kobe Bussan Co. Ltd.	17,800	513,917
Kobe Steel Ltd.	50,500	272,070
Koei Tecmo Holdings Co. Ltd.	15,080	274,247
Koito Manufacturing Co. Ltd.	31,600	533,035
Kokuyo Co. Ltd.	13,300	189,647
Komatsu Ltd.	120,800	2,968,595
Konami Group Corp.	12,500	614,668
Konica Minolta, Inc.	60,200	252,286
Kose Corp.	4,500	496,498
Kubota Corp.	140,500	2,111,476
Kuraray Co. Ltd.	44,400	367,501
Kurita Water Industries Ltd.	13,100	592,359
Kyocera Corp.	43,100	2,236,520
Kyowa Hakko Kirin Co., Ltd.	31,700	706,941
Kyushu Electric Power Co., Inc.	61,600	354,609
Kyushu Financial Group, Inc.	55,800	205,092
Kyushu Railway Co.	19,300	432,642
LaSalle Logiport REIT	217	262,918
Lasertec Corp.	9,600	1,817,500
Lawson, Inc.	6,000	239,918
Lion Corp.	34,800	385,227
LIXIL Group Corp.	35,200	607,685
M3, Inc.	52,900	1,446,441
Mabuchi Motor Co. Ltd.	7,100	203,346
Makita Corp.	34,900	929,626
Marubeni Corp.	211,500	2,594,806
Marui Group Co. Ltd.	26,600	453,278
Maruichi Steel Tube Ltd.	9,800	211,016
MatsukiyoCocokara & Co.	17,700	882,953
Mazda Motor Corp.	75,100	597,795
McDonald's Holdings Co. (Japan) Ltd.	10,600	418,778
Mebuki Financial Group, Inc.	137,900	359,204
Medipal Holdings Corp.	26,700	356,471
Meiji Holdings Co. Ltd.	17,100	881,893
Mercari, Inc. (a)	13,700	298,384
Minebea Mitsumi, Inc.	50,800	885,581
Misumi Group, Inc.	34,600	870,795
Mitsubishi Chemical Holdings Corp.	177,700	997,155
Mitsubishi Corp.	182,500	6,111,187
Mitsubishi Electric Corp.	264,400	2,913,887
Mitsubishi Estate Co. Ltd.	163,200	2,097,629
Mitsubishi Gas Chemical Co., Inc.	25,500	372,619
Mitsubishi Heavy Industries Ltd.	41,800	1,638,977
Mitsubishi Logistics Corp.	9,200	214,833
Mitsubishi Materials Corp.	16,500	283,417
Mitsubishi Motors Corp. of Japan (a)	87,100	335,588
Mitsubishi UFJ Financial Group, Inc.	1,563,500	11,452,452
Mitsubishi UFJ Lease & Finance Co. Ltd.	97,300	496,634
Mitsui & Co. Ltd.	197,500	5,826,792
Mitsui Chemicals, Inc.	23,100	543,740
Mitsui Fudosan Co. Ltd.	117,800	2,208,003
Mitsui Fudosan Logistics Park, Inc.	71	247,795
Mitsui High-Tec, Inc.	2,900	152,924
Mitsui OSK Lines Ltd.	45,500	1,129,252
Miura Co. Ltd.	14,400	360,336
Mizuho Financial Group, Inc.	314,440	4,911,699
MonotaRO Co. Ltd.	30,600	463,540
Mori Hills REIT Investment Corp.	199	226,131
Morinaga & Co. Ltd.	5,600	166,045
MS&AD Insurance Group Holdings, Inc.	56,500	1,812,165
Murata Manufacturing Co. Ltd.	79,800	4,559,812
Nabtesco Corp.	15,100	442,106
Nagase & Co. Ltd.	15,700	253,356
Nagoya Railroad Co. Ltd.	24,700	408,411
Nankai Electric Railway Co. Ltd.	14,100	306,388
NEC Corp.	33,900	1,224,727
Net One Systems Co. Ltd.	10,100	273,710
Nexon Co. Ltd.	56,300	1,357,537
NGK Insulators Ltd.	33,400	462,299
NGK Spark Plug Co. Ltd.	21,600	422,088
NH Foods Ltd.	13,000	390,287
NHK Spring Co. Ltd.	27,400	193,679
Nichirei Corp.	16,900	353,640
Nidec Corp.	66,000	3,657,644
Nifco, Inc.	11,200	290,715
Nihon Kohden Corp.	10,400	273,218
Nihon M&A Center Holdings, Inc.	36,000	368,043
Nikon Corp.	43,600	430,481
Nintendo Co. Ltd.	145,000	6,286,882
Nippon Accommodations Fund, Inc.	62	278,282
Nippon Building Fund, Inc.	211	922,147
Nippon Express Holdings, Inc.	10,500	609,344
Nippon Kayaku Co. Ltd.	22,000	204,295
Nippon Paint Holdings Co. Ltd.	131,700	1,202,353
Nippon Sanso Holdings Corp.	26,000	424,083
Nippon Shinyaku Co. Ltd.	7,500	385,996
Nippon Shokubai Co. Ltd.	4,300	182,041
Nippon Steel & Sumitomo Metal Corp.	118,000	2,456,139
Nippon Telegraph & Telephone Corp.	147,800	4,431,860
Nippon Yusen KK	63,600	1,512,972
Nishi-Nippon Railroad Co. Ltd.	9,900	182,829
Nissan Chemical Corp.	17,700	835,611
Nissan Motor Co. Ltd.	294,000	1,056,325
Nisshin Seifun Group, Inc.	32,400	405,826
Nissin Food Holdings Co. Ltd.	10,000	781,777
Nitori Holdings Co. Ltd.	10,800	1,429,443
Nitto Denko Corp.	18,600	1,202,257
NOF Corp.	10,100	430,232
Nomura Holdings, Inc.	374,100	1,492,970
Nomura Real Estate Holdings, Inc.	14,400	317,382
Nomura Real Estate Master Fund, Inc.	571	667,765
Nomura Research Institute Ltd.	55,200	1,325,219
NSK Ltd.	57,100	321,151
NTT Data Corp.	79,700	1,236,257
Obayashi Corp.	87,100	675,611
OBIC Co. Ltd.	8,100	1,298,646
Odakyu Electric Railway Co. Ltd.	43,800	575,855
Oji Holdings Corp.	124,500	514,528
Olympus Corp.	160,000	3,007,940
OMRON Corp.	25,700	1,487,017
Ono Pharmaceutical Co. Ltd.	59,100	1,282,393
Open House Group Co. Ltd.	9,000	340,473
Oracle Corp. Japan	4,100	280,878
Oriental Land Co. Ltd.	28,800	4,798,655
ORIX Corp.	148,600	2,612,832
ORIX JREIT, Inc.	347	477,425
Osaka Gas Co. Ltd.	51,800	835,891
Otsuka Corp.	14,400	473,754
Otsuka Holdings Co. Ltd.	69,600	2,232,798
Pan Pacific International Holdings Ltd.	66,000	1,220,547
Panasonic Holdings Corp.	289,100	2,680,932
Park24 Co. Ltd. (a)	15,900	269,676
Penta-Ocean Construction Co. Ltd.	36,300	181,049
PeptiDream, Inc. (a)	11,800	184,238
Persol Holdings Co. Ltd.	22,600	495,517
Pigeon Corp.	15,000	238,393
Rakuten Group, Inc.	111,000	565,928
Recruit Holdings Co. Ltd.	210,300	6,763,304
Relo Group, Inc.	14,400	244,028
Renesas Electronics Corp. (a)	173,800	1,787,724
Rengo Co. Ltd.	31,300	220,915
Resona Holdings, Inc.	297,100	1,644,070
Resonac Holdings Corp.	23,900	408,465
Ricoh Co. Ltd.	76,800	596,169
Rinnai Corp.	5,000	394,650
ROHM Co. Ltd.	10,900	873,434
Rohto Pharmaceutical Co. Ltd.	27,200	501,879
Ryohin Keikaku Co. Ltd.	35,600	394,738
Sankyu, Inc.	7,400	290,759
Santen Pharmaceutical Co. Ltd.	49,100	382,772
Sanwa Holdings Corp.	28,500	301,713
Sapporo Holdings Ltd.	10,300	251,537
SBI Holdings, Inc. Japan	33,900	718,657
SBI Shinsei Bank Ltd.	7,100	130,955
Screen Holdings Co. Ltd.	5,700	424,746
SCSK Corp.	18,600	302,946
Secom Co. Ltd.	26,300	1,566,844
Sega Sammy Holdings, Inc.	19,300	305,606
Seibu Holdings, Inc.	33,400	374,668
Seiko Epson Corp.	40,000	620,320
Seino Holdings Co. Ltd.	18,000	179,766
Sekisui Chemical Co. Ltd.	54,400	762,051
Sekisui House (REIT), Inc.	529	289,185
Sekisui House Ltd.	84,500	1,596,987
Seven & i Holdings Co. Ltd.	98,800	4,664,636
Seven Bank Ltd.	93,400	191,933
SG Holdings Co. Ltd.	60,100	927,422
Sharp Corp.	25,800	214,451
SHIFT, Inc. (a)	1,600	298,617
Shimadzu Corp.	33,500	1,029,491
Shimamura Co. Ltd.	3,000	281,732
SHIMANO, Inc.	10,400	1,854,689
SHIMIZU Corp.	82,700	463,591
Shin-Etsu Chemical Co. Ltd.	51,700	7,621,777
Shinko Electric Industries Co. Ltd.	8,300	233,529
Shionogi & Co. Ltd.	35,200	1,677,439
Ship Healthcare Holdings, Inc.	10,700	207,764
Shiseido Co. Ltd.	49,400	2,567,616
SHO-BOND Holdings Co. Ltd.	5,800	247,464
Shochiku Co. Ltd. (a)	1,600	136,419
Skylark Holdings Co. Ltd.	27,500	327,274
SMC Corp.	7,600	3,860,124
SoftBank Corp.	342,600	3,920,064
SoftBank Group Corp.	147,500	6,982,957
Sohgo Security Services Co., Ltd.	10,900	300,098
Sojitz Corp.	26,040	516,278
Sompo Holdings, Inc.	42,900	1,846,797
Sony Group Corp.	156,300	13,965,653
Sotetsu Holdings, Inc.	12,500	213,698
Square Enix Holdings Co. Ltd.	11,100	524,933
Stanley Electric Co. Ltd.	18,900	406,752
Subaru Corp.	76,100	1,250,448
Sugi Holdings Co. Ltd.	4,500	196,687
Sumco Corp.	44,000	651,938
Sumitomo Chemical Co. Ltd.	205,900	790,374
Sumitomo Corp.	155,200	2,785,829
Sumitomo Dainippon Pharma Co., Ltd.	22,900	161,007
Sumitomo Electric Industries Ltd.	98,800	1,187,197
Sumitomo Forestry Co. Ltd.	24,200	452,480
Sumitomo Heavy Industries Ltd.	15,500	344,678
Sumitomo Metal Mining Co. Ltd.	33,900	1,376,450
Sumitomo Mitsui Financial Group, Inc.	170,400	7,405,771
Sumitomo Mitsui Trust Holdings, Inc.	46,300	1,686,646
Sumitomo Realty & Development Co. Ltd.	59,000	1,438,251
Sumitomo Rubber Industries Ltd.	23,200	205,964
Sundrug Co. Ltd.	8,100	229,176
Suntory Beverage & Food Ltd.	15,400	520,024
Suzuken Co. Ltd.	9,600	252,846
Suzuki Motor Corp.	61,100	2,290,773
Sysmex Corp.	21,000	1,394,087
T&D Holdings, Inc.	73,000	1,168,457
Taiheiyo Cement Corp.	14,800	255,054
Taisei Corp.	24,900	859,597
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	307,080
Taiyo Yuden Co. Ltd.	16,700	567,224
Takara Holdings, Inc.	24,300	197,465
Takashimaya Co. Ltd.	21,500	300,383
Takeda Pharmaceutical Co. Ltd.	195,984	6,161,227
TDK Corp.	48,100	1,718,434
TechnoPro Holdings, Inc.	13,100	407,871
Teijin Ltd.	25,500	261,842
Terumo Corp.	93,500	2,721,819
The Hachijuni Bank Ltd.	62,800	272,764
THK Co. Ltd.	15,200	322,580
TIS, Inc.	28,600	824,691
Tobu Railway Co. Ltd.	26,300	617,080
Toho Co. Ltd.	16,100	594,629
Toho Gas Co. Ltd.	12,100	237,302
Tohoku Electric Power Co., Inc.	61,400	330,241
Tokai Carbon Co. Ltd.	28,700	247,613
Tokio Marine Holdings, Inc.	253,200	5,303,201
Tokyo Century Corp.	5,600	196,902
Tokyo Electric Power Co., Inc. (a)	97,300	364,368
Tokyo Electron Ltd.	19,500	6,815,724
Tokyo Gas Co. Ltd.	49,900	1,044,891
Tokyo Ohka Kogyo Co. Ltd.	4,900	241,504
Tokyo Tatemono Co. Ltd.	26,000	322,335
Tokyu Corp.	77,300	994,031
Tokyu Fudosan Holdings Corp.	74,400	377,523
Toppan, Inc.	43,300	697,657
Toray Industries, Inc.	201,700	1,239,255
Toshiba Corp.	53,500	1,837,546
Tosoh Corp.	39,900	522,029
Toto Ltd.	19,500	757,827
Toyo Seikan Group Holdings Ltd.	18,900	245,339
Toyo Suisan Kaisha Ltd.	12,800	528,906
Toyo Tire Corp.	13,800	165,096
Toyota Industries Corp.	25,500	1,552,253
Toyota Motor Corp.	1,556,200	22,853,920
Toyota Tsusho Corp.	29,300	1,240,625
Trend Micro, Inc.	17,400	861,544
Tsumura & Co.	9,300	198,853
Tsuruha Holdings, Inc.	5,100	375,501
Ube Corp.	11,100	174,108
Ulvac, Inc.	5,700	266,657
Unicharm Corp.	54,700	2,086,568
United Urban Investment Corp.	379	431,265
Ushio, Inc.	16,300	218,494
USS Co. Ltd.	26,200	430,942
Welcia Holdings Co. Ltd.	12,700	283,854
West Japan Railway Co.	30,200	1,264,731
Yakult Honsha Co. Ltd.	19,600	1,399,203
Yamada Holdings Co. Ltd.	87,900	319,162
Yamaguchi Financial Group, Inc.	30,300	209,566
Yamaha Corp.	21,600	839,897
Yamaha Motor Co. Ltd.	43,300	1,066,509
Yamato Holdings Co. Ltd.	41,600	727,873
Yamazaki Baking Co. Ltd.	21,400	250,374
Yaskawa Electric Corp.	32,500	1,270,396
Yokogawa Electric Corp.	28,600	502,204
Yokohama Rubber Co. Ltd.	16,700	274,362
Z Holdings Corp.	329,000	957,298
Zenkoku Hosho Co. Ltd.	6,700	260,950
Zensho Holdings Co. Ltd.	11,100	283,330
Zeon Corp.	22,400	220,338
ZOZO, Inc.	14,100	365,517
TOTAL JAPAN		504,278,968
Korea (South) - 3.4%
AfreecaTV Co. Ltd.	925	60,063
Alteogen, Inc.	4,510	135,726
AMOREPACIFIC Corp.	3,755	445,799
AMOREPACIFIC Group, Inc.	3,556	118,902
BGF Retail Co. Ltd.	1,057	160,014
BNK Financial Group, Inc.	37,089	213,702
Bukwang Pharmaceutical Co. Ltd.	5,114	38,717
Celltrion Healthcare Co. Ltd.	12,852	600,746
Celltrion Pharm, Inc. (a)	2,592	135,148
Celltrion, Inc.	13,292	1,752,154
CHA Biotech Co. Ltd. (a)	6,023	69,620
Cheil Worldwide, Inc.	9,535	170,190
Chong Kun Dang Pharmaceutical Corp.	88	5,836
Chunbo Co. Ltd.	504	98,073
CJ CheilJedang Corp.	989	277,135
CJ Corp.	2,025	135,587
CJ ENM Co. Ltd.	1,525	133,243
CJ Logistics Corp. (a)	1,224	89,809
Com2uS Corp.	1,025	55,733
Cosmax, Inc.	979	62,541
Cosmo AM&T Co. Ltd. (a)	2,880	139,241
Coway Co. Ltd.	7,069	320,176
CS Wind Corp.	3,609	188,645
Daeduck Electronics Co. Ltd.	4,174	73,210
Daejoo Electronic Materials Co. Ltd.	1,573	110,366
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	81,660
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	4,730	89,222
DB HiTek Co. Ltd.	5,044	186,878
Db Insurance Co. Ltd.	5,983	318,453
DGB Financial Group Co. Ltd.	23,590	152,638
DL E&C Co. Ltd.	4,223	131,050
DL Holdings Co. Ltd.	1,494	74,239
Dongjin Semichem Co. Ltd.	4,032	110,421
Dongkuk Steel Mill Co. Ltd.	7,689	85,665
Dongsuh Co., Inc.	6,898	117,189
Doosan Bobcat, Inc.	6,706	190,072
Doosan Co. Ltd.	1,402	106,182
Doosan Fuel Cell Co. Ltd. (a)	4,950	134,664
Doosan Heavy Industries & Construction Co. Ltd. (a)	49,201	671,989
Douzone Bizon Co. Ltd.	2,116	60,406
E-Mart, Inc.	2,429	206,180
Ecopro BM Co. Ltd.	6,463	527,038
Ecopro Co. Ltd.	2,244	225,598
EO Technics Co. Ltd.	1,095	66,986
ESR Kendall Square Co. Ltd. (REIT)	17,598	58,611
F&F Co. Ltd.	2,125	263,292
Fila Holdings Corp.	5,651	178,269
Foosung Co. Ltd.	6,152	63,917
GeneOne Life Science, Inc. (a)	8,499	59,012
Genexine Co. Ltd.	3,797	45,784
Green Cross Corp.	736	77,298
Green Cross Holdings Corp.	6,364	87,622
GS Engineering & Construction Corp.	9,228	175,772
GS Holdings Corp.	11,248	403,679
GS Retail Co. Ltd.	5,350	125,582
Hana Financial Group, Inc.	37,092	1,471,764
Hana Tour Service, Inc. (a)	1,756	92,132
HanAll BioPharma Co. Ltd. (a)	4,391	58,854
Hanjin Kal Corp. (a)	2,444	81,304
Hankook Tire Co. Ltd.	9,248	243,755
Hanmi Pharm Co. Ltd.	778	162,340
Hanmi Science Co. Ltd.	3,953	96,966
Hanmi Semiconductor Co. Ltd.	6,639	77,309
Hanon Systems	20,525	152,934
Hansol Chemical Co. Ltd.	1,281	220,608
Hanssem Co. Ltd.	1,259	53,135
Hanwha Aerospace Co. Ltd.	4,125	270,221
Hanwha Corp.	6,192	142,753
Hanwha Life Insurance Co. Ltd. (a)	28,247	63,017
Hanwha Solutions Corp. (a)	14,702	544,180
Hanwha Systems Co. Ltd.	9,598	104,558
HD Hyundai Co. Ltd.	5,626	279,323
HDC Hyundai Development Co.	4,365	39,342
Helixmith Co., Ltd. (a)	5,116	48,788
Hite Jinro Co. Ltd.	4,195	89,799
HL Mando Co. Ltd.	4,182	151,916
HLB Life Science Co. Ltd. (a)	423	3,846
HLB, Inc. (a)	14,481	359,881
HMM Co. Ltd.	45,576	809,516
Hotel Shilla Co.	4,099	264,567
HUGEL, Inc. (a)	785	90,546
HYBE Co. Ltd. (a)	2,241	352,152
Hyosung Advanced Materials Co.	303	94,757
Hyosung Corp.	1,260	72,267
Hyosung TNC Co. Ltd.	344	116,220
Hyundai Bioscience Co. Ltd. (a)	4,540	88,601
Hyundai Department Store Co. Ltd.	1,691	84,736
Hyundai Doosan Infracore Co. Lt (a)	13,373	84,673
Hyundai Elevator Co. Ltd.	3,570	86,603
Hyundai Engineering & Construction Co. Ltd.	8,362	259,652
Hyundai Fire & Marine Insurance Co. Ltd.	6,711	168,753
Hyundai Glovis Co. Ltd.	2,794	377,657
Hyundai Heavy Industries Co. Ltd. (a)	2,345	212,603
Hyundai Mipo Dockyard Co. Ltd. (a)	2,787	182,800
Hyundai Mobis	8,177	1,365,585
Hyundai Motor Co.	17,541	2,388,296
Hyundai Rotem Co. Ltd. (a)	8,691	195,512
Hyundai Steel Co.	9,912	276,536
Hyundai Wia Corp.	2,121	92,619
Iljin Materials Co. Ltd.	2,500	128,394
Industrial Bank of Korea	34,013	283,533
JB Financial Group Co. Ltd.	12,995	107,237
JYP Entertainment Corp.	3,286	194,566
Kakao Corp.	38,949	1,958,195
Kakao Games Corp. (a)	6,188	234,967
Kangwon Land, Inc. (a)	14,150	270,810
KB Financial Group, Inc.	47,744	2,173,154
KCC Corp.	541	104,106
KEPCO E&C	1,496	80,196
KEPCO Plant Service & Engineering Co. Ltd.	3,214	90,572
Kia Corp.	33,251	1,809,369
Kiwoom Securities Co. Ltd.	1,898	152,005
KMW Co. Ltd. (a)	3,360	74,071
Koh Young Technology, Inc.	5,425	76,037
Kolmar Korea Co. Ltd.	2,065	74,838
Kolon Industries, Inc.	1,827	67,961
Korea Aerospace Industries Ltd.	8,794	344,651
Korea Electric Power Corp. (a)	32,743	527,998
Korea Gas Corp.	2,871	77,878
Korea Investment Holdings Co. Ltd.	4,968	253,206
Korea Petro Chemical Industries Co. Ltd.	536	72,221
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,554	360,279
Korea Zinc Co. Ltd.	1,640	721,432
Korean Air Lines Co. Ltd. (a)	22,309	440,872
Korean Reinsurance Co.	13,195	80,788
KT&G Corp.	13,740	1,029,401
Kumho Petro Chemical Co. Ltd.	2,195	263,682
L&F Co. Ltd. (a)	2,968	500,443
Leeno Industrial, Inc.	1,102	153,653
LegoChem Biosciences, Inc. (a)	2,651	79,785
LG Chemical Ltd.	5,795	3,266,726
LG Corp.	16,490	1,109,151
LG Display Co. Ltd.	25,817	287,126
LG Electronics, Inc.	13,131	1,074,636
LG H & H Co. Ltd.	1,158	701,191
LG Innotek Co. Ltd.	1,774	394,746
LG Uplus Corp.	27,331	246,859
Lotte Chemical Corp.	2,788	402,032
Lotte Confectionery Co. Ltd.	4,679	123,179
Lotte Fine Chemical Co. Ltd.	1,855	86,544
Lotte Shopping Co. Ltd.	1,410	107,925
LS Corp.	3,145	180,557
LS Electric Co. Ltd.	2,064	89,683
LX International Corp.	3,292	94,124
Lx Semicon Co. Ltd.	1,275	83,736
Medy-Tox, Inc.	666	72,445
Meritz Financial Holdings Co.	3,246	113,527
Meritz Fire & Marine Insurance Co. Ltd.	4,750	209,378
Meritz Securities Co. Ltd.	30,024	156,541
Mirae Asset Securities Co. Ltd.	29,893	165,745
NAVER Corp.	18,516	3,072,229
NCSOFT Corp.	1,909	705,719
Netmarble Corp. (c)	3,202	159,293
NH Investment & Securities Co. Ltd.	18,838	140,977
NHN Corp. (a)	3,103	73,729
NongShim Co. Ltd.	539	150,103
Oci Co. Ltd.	2,576	188,952
Orion Corp./Republic of Korea	2,986	301,877
Ottogi Corp.	296	114,314
Pan Ocean Co., Ltd. (Korea)	26,134	128,579
Paradise Co. Ltd. (a)	7,399	108,595
Pearl Abyss Corp. (a)	4,446	164,586
People & Technology, Inc.	2,248	81,518
Pharmicell Co. Ltd. (a)	6,877	58,497
POSCO	9,151	2,245,903
POSCO Chemtech Co. Ltd.	3,729	682,690
Posco International Corp.	5,545	106,044
S-Oil Corp.	5,295	381,505
S.M. Entertainment Co. Ltd.	2,239	160,871
S1 Corp.	1,857	86,781
Samsung Biologics Co. Ltd. (a)(c)	2,476	1,596,754
Samsung C&T Corp.	11,222	1,082,514
Samsung Card Co. Ltd.	2,798	68,908
Samsung Electro-Mechanics Co. Ltd.	6,906	805,588
Samsung Electronics Co. Ltd.	636,220	31,651,608
Samsung Engineering Co. Ltd. (a)	17,056	359,512
Samsung Fire & Marine Insurance Co. Ltd.	4,099	675,046
Samsung Heavy Industries Co. Ltd. (a)	95,669	451,560
Samsung Life Insurance Co. Ltd.	11,316	650,692
Samsung SDI Co. Ltd.	6,806	3,809,443
Samsung SDS Co. Ltd.	5,102	519,646
Samsung Securities Co. Ltd.	7,855	213,565
SD Biosensor, Inc.	5,624	131,174
Seegene, Inc.	5,148	114,763
Seoul Semiconductor Co. Ltd.	4,340	37,790
Shin Poong Pharmaceutical Co. (a)	3,868	65,697
Shinhan Financial Group Co. Ltd.	63,663	2,150,099
Shinsegae Co. Ltd.	915	172,497
SIMMTECH Co. Ltd.	2,425	60,067
SK Biopharmaceuticals Co. Ltd. (a)	3,478	205,029
SK Bioscience Co. Ltd. (a)	3,218	197,244
SK Chemicals Co. Ltd.	1,309	89,338
SK Hynix, Inc.	66,520	4,806,443
SK IE Technology Co. Ltd. (a)(c)	3,387	185,968
SK Innovation Co., Ltd. (a)	6,406	850,415
SK Networks Co. Ltd.	17,495	57,816
SK, Inc.	4,846	782,927
SKC Co. Ltd.	2,474	192,629
SOLUM Co. Ltd. (a)	4,821	87,792
Solus Advanced Materials Co. Lt	1,728	55,677
Soulbrain Co. Ltd.	578	110,231
Ssangyong Cement Industrial Co. Ltd.	17,076	79,895
ST Pharm Co. Ltd.	1,103	73,177
Studio Dragon Corp. (a)	1,551	101,762
Taihan Electric Wire Co. Ltd. (a)	88,814	115,946
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,087	31,181
WeMade Entertainment Co. Ltd.	2,139	68,446
WONIK IPS Co. Ltd.	4,458	112,536
Woori Financial Group, Inc.	81,331	847,313
Wysiwyg Studios Co. Ltd. (a)	3,003	46,754
Youngone Corp.	2,607	92,600
Yuhan Corp.	6,483	275,615
TOTAL KOREA (SOUTH)		108,087,690
Kuwait - 0.3%
Agility Public Warehousing Co. KSC	193,037	373,742
Boubyan Bank KSC	149,661	384,387
Burgan Bank SAK	156,157	114,592
Gulf Bank	246,335	252,589
Kuwait Finance House KSCP	959,234	2,627,091
Mabanee Co. SAKC	72,596	203,340
Mobile Telecommunication Co.	270,406	490,761
National Bank of Kuwait	931,006	3,345,827
National Industries Group Holding SAK	218,383	152,385
TOTAL KUWAIT		7,944,714
Luxembourg - 0.3%
Allegro.eu SA (a)(c)	53,018	366,697
Aperam SA	5,806	227,989
ArcelorMittal SA (Netherlands)	70,552	2,175,229
Aroundtown SA	111,775	309,745
B&M European Value Retail SA	102,126	563,681
Eurofins Scientific SA	16,008	1,144,080
Globant SA (a)	5,220	846,580
InPost SA (a)	26,435	254,224
Millicom International Cellular SA (depository receipt) (a)	21,737	371,339
RTL Group SA (b)	4,681	226,662
SES SA (France) (depositary receipt)	46,717	361,715
Spotify Technology SA (a)	17,486	1,971,022
Subsea 7 SA	29,032	360,224
Tenaris SA	57,073	1,011,376
Ternium SA sponsored ADR	5,543	223,660
TOTAL LUXEMBOURG		10,414,223
Malaysia - 0.5%
AMMB Holdings Bhd	254,800	244,213
Axiata Group Bhd	589,328	419,861
Bursa Malaysia Bhd	59,200	93,168
CIMB Group Holdings Bhd	909,496	1,228,414
Dialog Group Bhd	511,400	312,737
DiGi.com Bhd	430,800	426,061
Gamuda Bhd	294,275	270,937
Genting Bhd	267,800	311,679
Genting Malaysia Bhd	385,300	257,246
Hartalega Holdings Bhd	218,800	82,874
Hong Leong Bank Bhd	95,700	461,024
IHH Healthcare Bhd	380,000	528,326
Inari Amertron Bhd	294,400	180,436
IOI Corp. Bhd	380,500	341,429
Kuala Lumpur Kepong Bhd	70,920	356,779
Malayan Banking Bhd	881,695	1,808,347
Malaysia Airports Holdings Bhd (a)	122,700	203,396
Malaysian Pacific Industries Bhd	10,100	79,446
Maxis Bhd	285,400	265,490
MISC Bhd	169,700	291,472
MR DIY Group M Sdn Bhd (c)	353,300	157,810
My E.G.Services Bhd	557,535	119,466
Nestle (Malaysia) Bhd	7,800	248,946
Petronas Chemicals Group Bhd	360,400	707,264
Petronas Dagangan Bhd	42,800	218,853
Petronas Gas Bhd	94,400	372,604
PPB Group Bhd	89,900	373,514
Press Metal Bhd	426,700	520,473
Public Bank Bhd	1,881,600	1,872,978
RHB Bank Bhd	484,210	653,670
Sime Darby Bhd	378,000	205,278
Sime Darby Plantation Bhd	424,167	431,263
Telekom Malaysia Bhd	224,630	275,560
Tenaga Nasional Bhd	356,000	786,690
Top Glove Corp. Bhd	635,100	124,117
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	992
Westports Holdings Bhd	109,200	96,703
TOTAL MALAYSIA		15,329,516
Malta - 0.0%
Kindred Group PLC (depositary receipt)	28,542	286,850
Marshall Islands - 0.0%
Danaos Corp. (b)	1,363	80,662
Star Bulk Carriers Corp. (b)	8,337	189,417
TOTAL MARSHALL ISLANDS		270,079
Mexico - 0.6%
Alfa SA de CV Series A	402,300	291,409
America Movil S.A.B. de CV Series L	2,365,500	2,472,215
Arca Continental S.A.B. de CV	59,500	525,596
Banco del Bajio SA (c)	93,500	376,522
CEMEX S.A.B. de CV unit (a)	1,897,400	1,011,651
Coca-Cola FEMSA S.A.B. de CV unit	64,050	487,284
Fibra Uno Administracion SA de CV	357,600	484,257
Fomento Economico Mexicano S.A.B. de CV unit	227,800	1,995,344
Gruma S.A.B. de CV Series B	22,140	322,027
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,500	785,513
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	23,815	646,833
Grupo Aeroportuario Norte S.A.B. de CV	34,600	315,508
Grupo Bimbo S.A.B. de CV Series A	171,500	856,293
Grupo Elektra SA de CV	6,935	381,584
Grupo Financiero Banorte S.A.B. de CV Series O	306,500	2,542,271
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	235,200	505,860
Grupo Mexico SA de CV Series B	385,600	1,714,779
Grupo Televisa SA de CV	310,600	379,869
Industrias Penoles SA de CV (a)	22,390	319,088
Kimberly-Clark de Mexico SA de CV Series A	173,500	331,143
Orbia Advance Corp. S.A.B. de CV	110,300	220,946
Promotora y Operadora de Infraestructura S.A.B. de CV	24,525	237,650
Wal-Mart de Mexico SA de CV Series V	629,600	2,466,174
TOTAL MEXICO		19,669,816
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	451,000	590,890
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	13,345	858,439
TOTAL MULTI-NATIONAL		1,449,329
Netherlands - 3.5%
Adyen BV (a)(c)	3,847	5,816,307
AEGON NV	176,221	971,998
Airbus Group NV	76,239	9,557,769
Akzo Nobel NV	22,495	1,675,540
ASM International NV (Netherlands)	5,730	1,919,892
ASML Holding NV (Netherlands)	50,370	33,327,185
CNH Industrial NV	122,864	2,157,181
Davide Campari Milano NV	67,462	720,798
Euronext NV (c)	12,353	997,817
Ferrari NV (Italy)	15,875	3,950,472
Heineken Holding NV	13,319	1,095,393
Heineken NV (Bearer)	29,265	2,924,711
IMCD NV	7,090	1,118,030
ING Groep NV (Certificaten Van Aandelen)	466,980	6,761,993
Koninklijke Ahold Delhaize NV	129,401	3,862,228
Koninklijke DSM NV	21,782	2,787,171
Koninklijke KPN NV	401,938	1,374,164
Koninklijke Philips Electronics NV	110,024	1,899,614
NEPI Rockcastle PLC	57,196	355,174
NN Group NV	38,223	1,654,686
Prosus NV	144,072	11,633,131
QIAGEN NV (Germany) (a)	28,511	1,383,960
Randstad NV	15,467	986,701
RHI Magnesita NV	3,438	114,017
Stellantis NV (Italy)	268,624	4,198,289
STMicroelectronics NV (Italy)	81,441	3,833,728
Universal Music Group NV	93,955	2,401,713
Wolters Kluwer NV	31,971	3,480,941
Yandex NV Series A (a)(d)	37,320	128,002
TOTAL NETHERLANDS		113,088,605
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	152,612	839,906
Chorus Ltd.	55,328	299,415
Contact Energy Ltd.	96,779	486,717
Fisher & Paykel Healthcare Corp.	71,928	1,180,425
Fletcher Building Ltd.	97,165	319,959
Infratil Ltd.	91,367	526,004
Mercury Nz Ltd.	82,533	320,637
Meridian Energy Ltd.	149,261	515,877
Ryman Healthcare Ltd.	48,961	218,668
Spark New Zealand Ltd.	230,332	776,619
The a2 Milk Co. Ltd. (a)	90,356	433,350
Xero Ltd. (a)	17,345	955,996
TOTAL NEW ZEALAND		6,873,573
Norway - 0.5%
Adevinta ASA Class B (a)	32,470	276,829
Aker ASA (A Shares)	2,908	209,325
Aker BP ASA	38,365	1,165,371
Atea ASA	11,093	124,693
Borregaard ASA	11,239	172,949
DNB Bank ASA	110,513	2,066,545
Entra ASA (c)	14,988	176,283
Equinor ASA	130,270	3,970,195
Gjensidige Forsikring ASA	23,214	416,064
Kongsberg Gruppen ASA	11,253	446,440
Leroy Seafood Group ASA	31,760	186,457
Mowi ASA	56,334	1,038,739
NEL ASA (a)	82,744	140,593
Nordic VLSI ASA (a)	22,241	350,719
Norsk Hydro ASA	169,048	1,370,616
Orkla ASA	90,525	675,834
Salmar ASA	7,588	351,516
Scatec Solar AS (c)	16,072	130,262
Schibsted ASA:
(A Shares)	8,552	185,920
(B Shares)	13,570	282,233
Sparebank 1 Sr Bank ASA (primary capital certificate)	23,883	276,118
Sparebanken Midt-Norge	17,252	219,504
Storebrand ASA (A Shares)	56,415	488,550
Telenor ASA	80,504	842,765
TGS ASA	15,898	261,686
Tomra Systems ASA	28,470	499,543
Veidekke ASA	11,809	121,620
Yara International ASA	20,178	893,512
TOTAL NORWAY		17,340,881
Pakistan - 0.0%
Lucky Cement Ltd. (a)	15,550	23,717
TRG Pakistan Ltd. (a)	46,000	19,335
TOTAL PAKISTAN		43,052
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	28,982	234,464
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	273,430	284,873
ACEN Corp.	971,170	124,679
Ayala Corp.	31,300	406,215
Ayala Land, Inc.	744,400	400,676
Bank of the Philippine Islands (BPI)	215,340	413,786
BDO Unibank, Inc.	263,910	594,009
Converge ICT Solutions, Inc. (a)	310,800	99,640
Globe Telecom, Inc.	4,158	153,871
GT Capital Holdings, Inc.	11,480	107,166
International Container Terminal Services, Inc.	102,760	389,843
JG Summit Holdings, Inc.	378,845	371,866
Jollibee Food Corp.	55,130	240,048
Manila Electric Co.	34,630	177,795
Metro Pacific Investments Corp.	1,251,000	92,426
Metropolitan Bank & Trust Co.	220,914	231,625
Monde Nissin Corp. (c)	879,200	212,654
PLDT, Inc.	10,125	250,413
SM Investments Corp.	60,220	1,016,239
SM Prime Holdings, Inc.	1,439,800	973,573
Universal Robina Corp.	105,690	266,444
TOTAL PHILIPPINES		6,807,841
Poland - 0.2%
Asseco Poland SA	8,818	155,018
Bank Polska Kasa Opieki SA	22,206	472,654
CD Projekt RED SA	8,680	279,174
Cyfrowy Polsat SA	29,869	126,531
Dino Polska SA (a)(c)	5,741	518,343
KGHM Polska Miedz SA (Bearer)	17,048	553,547
Kruk SA	2,263	183,686
LPP SA	131	306,051
Orange Polska SA	82,276	132,578
PGE Polska Grupa Energetyczna SA (a)	98,991	171,121
Polski Koncern Naftowy Orlen SA	66,790	1,000,994
Powszechna Kasa Oszczednosci Bank SA	107,980	801,680
Powszechny Zaklad Ubezpieczen SA	71,240	603,904
Santander Bank Polska SA	4,109	272,245
TOTAL POLAND		5,577,526
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	883,164	187,514
Energias de Portugal SA	364,597	1,806,662
Galp Energia SGPS SA Class B	56,775	777,139
Jeronimo Martins SGPS SA	33,583	728,005
NOS SGPS	28,646	122,701
REN - Redes Energeticas Nacionais SGPS SA	45,779	125,666
TOTAL PORTUGAL		3,747,687
Qatar - 0.3%
Barwa Real Estate Co. (a)	225,356	175,743
Industries Qatar QSC (a)	251,832	971,577
Masraf al Rayan	737,597	552,932
Mesaieed Petrochemical Holding Co. (a)	529,234	312,447
Qatar Aluminum Manufacturing Co. (a)	301,418	150,223
Qatar Electricity & Water Co. (a)	69,678	340,187
Qatar Fuel Co. (a)	81,753	400,936
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	337,132	351,782
Qatar International Islamic Bank QSC (a)	153,574	434,777
Qatar Islamic Bank (a)	206,214	1,113,813
Qatar National Bank SAQ (a)	548,024	2,708,707
The Commercial Bank of Qatar (a)	383,916	632,524
TOTAL QATAR		8,145,648
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	280,800	61,910
Gazprom OAO (d)	1,373,390	190,456
LUKOIL PJSC (d)	41,065	16,845
Magnit OJSC (d)	8,984	245
MMC Norilsk Nickel PJSC (d)	6,814	60,057
Mobile TeleSystems OJSC sponsored ADR (a)(d)	50,085	49,884
Novatek PJSC (d)	110,726	4,099
Polyus PJSC (a)(d)	3,653	11,385
Sberbank of Russia (a)(d)	1,236,820	10,078
Severstal PAO (a)(d)	21,400	633
Surgutneftegas OJSC (d)	1,002,400	16,256
Tatneft PAO (d)	175,192	28,878
TOTAL RUSSIA		450,726
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	5,262	147,499
ACWA Power Co.	16,676	673,616
Advanced Polypropylene Co.	14,954	187,672
Al Rajhi Bank	241,974	5,286,935
Alinma Bank	123,093	1,077,433
Almarai Co. Ltd.	30,369	448,293
Arabian Internet and Communications Services Co. Ltd.	2,977	200,846
Bank Al-Jazira	55,380	285,680
Bank Albilad	62,587	747,942
Banque Saudi Fransi	73,909	804,472
Dar Al Arkan Real Estate Development Co. (a)	64,624	215,241
Dr Sulaiman Al Habib Medical Services Group Co.	10,501	654,739
Emaar The Economic City (a)	64,031	139,561
Etihad Etisalat Co.	45,010	423,955
Jarir Marketing Co.	6,887	275,994
Mobile Telecommunications Co. Saudi Arabia (a)	53,784	149,902
Mouwasat Medical Services Co.	5,688	312,211
National Industrialization Co. (a)	42,531	139,617
Qassim Cement Co.	5,213	93,481
Riyad Bank	182,484	1,497,604
Sabic Agriculture-Nutrients Co.	29,040	1,060,080
Sahara International Petrochemical Co.	42,652	420,497
Saudi Arabian Mining Co.	100,376	1,971,146
Saudi Basic Industries Corp.	111,332	2,749,927
Saudi Cement Co.	8,721	120,602
Saudi Electricity Co.	97,090	595,527
Saudi Industrial Investment Group	43,453	287,139
Saudi Kayan Petrochemical Co. (a)	94,153	333,662
Saudi Research & Marketing Group (a)	4,260	212,716
Saudi Telecom Co.	222,965	2,192,222
The Co. for Cooperative Insurance (a)	7,288	163,121
The Saudi British Bank	45,680	441,829
The Saudi National Bank	271,181	3,417,762
The Savola Group	32,260	257,444
Yanbu National Petrochemical Co.	33,570	396,257
TOTAL SAUDI ARABIA		28,382,624
Singapore - 1.0%
CapitaLand Ascendas REIT	415,497	914,356
CapitaLand Investment Ltd.	307,173	930,615
CapitaMall Trust	628,938	1,029,027
City Developments Ltd.	64,500	409,370
ComfortDelgro Corp. Ltd.	264,900	242,688
DBS Group Holdings Ltd.	226,157	6,191,335
Flex Ltd. (a)	56,424	1,317,500
Frasers Logistics & Industrial Trust	366,900	353,139
Genting Singapore Ltd.	710,600	538,179
Jardine Cycle & Carriage Ltd.	12,500	277,121
Kenon Holdings Ltd.	2,594	80,338
Keppel Corp. Ltd.	172,600	996,533
Keppel DC (REIT)	164,500	256,400
Mapletree Industrial (REIT)	251,151	456,430
Mapletree Logistics Trust (REIT)	411,892	532,491
Mapletree Pan Asia Commercial Trust	293,018	407,712
NetLink NBN Trust	366,700	244,558
Oversea-Chinese Banking Corp. Ltd.	499,822	4,938,420
SATS Ltd. (a)	78,400	180,924
Singapore Airlines Ltd.	165,050	746,334
Singapore Exchange Ltd.	101,800	717,030
Singapore Technologies Engineering Ltd.	194,000	545,439
Singapore Telecommunications Ltd.	879,100	1,683,620
Suntec (REIT)	286,500	306,309
United Overseas Bank Ltd.	191,000	4,341,552
UOL Group Ltd.	58,600	312,664
Venture Corp. Ltd.	33,400	471,653
Wilmar International Ltd.	387,300	1,204,125
Yangzijiang Shipbuilding Holdings Ltd.	327,900	323,261
TOTAL SINGAPORE		30,949,123
South Africa - 0.9%
Absa Group Ltd.	104,854	1,198,288
Anglo American Platinum Ltd.	6,698	494,674
AngloGold Ashanti Ltd.	51,834	1,089,814
Aspen Pharmacare Holdings Ltd.	47,461	412,365
Bid Corp. Ltd.	41,432	853,642
Bidvest Group Ltd./The	42,770	552,028
Capitec Bank Holdings Ltd.	11,870	1,222,303
Clicks Group Ltd.	30,563	466,138
Discovery Ltd. (a)	61,024	483,983
Exxaro Resources Ltd.	28,644	358,478
FirstRand Ltd.	702,859	2,603,406
Foschini Group Ltd./The	38,230	238,410
Gold Fields Ltd.	110,148	1,255,455
Growthpoint Properties Ltd.	409,344	329,828
Harmony Gold Mining Co. Ltd.	65,424	233,000
Impala Platinum Holdings Ltd.	104,974	1,214,742
Kumba Iron Ore Ltd.	6,906	210,177
Life Healthcare Group Holdings Ltd.	182,235	178,046
Mr Price Group Ltd.	31,073	293,676
MTN Group Ltd.	111,956	944,999
MultiChoice Group Ltd.	57,615	396,683
Naspers Ltd. Class N	27,022	5,224,407
Nedbank Group Ltd.	60,391	781,508
Northam Platinum Holdings Ltd. (a)	32,871	322,419
Old Mutual Ltd.	585,250	397,903
OUTsurance Group Ltd.	105,041	217,205
Remgro Ltd.	64,549	519,360
Sanlam Ltd.	218,170	705,918
Sappi Ltd.	68,849	203,579
Sasol Ltd.	73,049	1,327,069
Shoprite Holdings Ltd.	60,706	837,813
Sibanye-Stillwater Ltd.	350,708	927,009
Spar Group Ltd./The	23,310	184,136
Standard Bank Group Ltd.	168,302	1,675,572
Thungela Resources Ltd.	17,378	231,557
Tiger Brands Ltd.	19,823	237,010
Vodacom Group Ltd.	88,428	620,012
Woolworths Holdings Ltd.	129,384	560,738
TOTAL SOUTH AFRICA		30,003,350
Spain - 1.6%
Acciona SA	3,104	604,038
ACS Actividades de Construccion y Servicios SA	27,774	819,479
ACS Actividades de Construccion y Servicios SA rights (a)	28,270	14,343
Aena SME SA (a)(c)	8,987	1,350,287
Amadeus IT Holding SA Class A (a)	55,986	3,527,339
Banco Bilbao Vizcaya Argentaria SA	746,159	5,270,698
Banco de Sabadell SA	691,265	899,932
Banco Santander SA (Spain)	2,081,425	7,274,454
Bankinter SA	80,580	579,929
CaixaBank SA	535,510	2,376,036
Cellnex Telecom SA (c)	70,476	2,761,814
EDP Renovaveis SA	25,442	551,664
Enagas SA	31,286	560,017
Endesa SA	39,682	788,173
Ferrovial SA	61,117	1,796,628
Grifols SA (a)	36,305	478,561
Grifols SA ADR (a)	33,300	303,363
Iberdrola SA	715,928	8,399,104
Industria de Diseno Textil SA	139,036	4,340,818
International Consolidated Airlines Group SA CDI (a)	304,314	636,087
Merlin Properties Socimi SA	41,108	400,651
Naturgy Energy Group SA	22,820	645,028
Red Electrica Corporacion SA	54,702	965,781
Repsol SA	180,350	2,962,581
Telefonica SA	715,712	2,719,004
TOTAL SPAIN		51,025,809
Sweden - 2.2%
AAK AB	23,185	398,847
AddTech AB (B Shares)	32,038	509,785
AFRY AB (B Shares)	11,041	198,910
Alfa Laval AB	36,747	1,149,047
ASSA ABLOY AB (B Shares)	123,414	2,907,172
Atlas Copco AB:
(A Shares)	317,108	3,762,824
(B Shares)	193,920	2,034,958
Avanza Bank Holding AB (b)	14,186	325,566
Axfood AB	13,568	348,879
Beijer Ref AB (B Shares) (b)	31,144	478,584
Billerud AB	27,137	314,249
Boliden AB	33,903	1,515,611
Bravida Holding AB (c)	24,441	269,006
Castellum AB	36,094	492,869
Dometic Group AB (c)	38,483	241,034
Electrolux AB (B Shares)	27,606	389,529
Elekta AB (B Shares)	41,422	300,319
Embracer Group AB (a)(b)	104,904	486,922
Epiroc AB:
(A Shares)	77,665	1,511,110
(B Shares)	49,077	816,339
EQT AB	41,602	930,491
Ericsson (B Shares)	379,427	2,200,853
Essity AB (B Shares)	74,512	1,943,029
Evolution AB (c)	23,760	2,670,414
Fabege AB	32,794	309,137
Fastighets AB Balder (a)	79,569	407,447
Getinge AB (B Shares)	26,690	598,749
H&M Hennes & Mauritz AB (B Shares)	88,404	1,088,810
Hexagon AB (B Shares)	263,368	3,019,121
HEXPOL AB (B Shares)	32,145	346,115
Holmen AB (B Shares)	11,507	472,930
Hufvudstaden AB (A Shares)	15,232	229,115
Husqvarna AB (B Shares)	49,116	415,938
Industrivarden AB:
(A Shares)	22,135	584,193
(C Shares)	22,065	579,181
Indutrade AB	32,173	710,676
Investment AB Latour (B Shares)	16,608	348,753
Investor AB:
(A Shares)	70,738	1,406,291
(B Shares)	224,806	4,349,898
Kinnevik AB (B Shares) (a)	29,373	450,948
L E Lundbergforetagen AB	7,765	358,118
Lifco AB	27,262	497,789
Loomis AB (B Shares)	9,917	294,923
Neobo Fastigheter AB (a)(d)	12,983	24,271
Nibe Industrier AB (B Shares)	189,527	2,036,161
Nordnet AB	19,444	314,875
Nyfosa AB	18,482	160,297
Peab AB	28,857	179,363
Saab AB (B Shares)	9,652	394,198
Sagax AB	23,683	586,776
Samhallsbyggnadsbolaget I Norden AB (B Shares)	129,832	235,825
Sandvik AB	134,968	2,789,472
Securitas AB (B Shares)	60,390	550,564
Sinch AB (a)(c)	82,939	340,041
Skandinaviska Enskilda Banken AB (A Shares)	211,357	2,549,599
Skanska AB (B Shares)	49,272	865,992
SKF AB (B Shares)	47,042	829,272
SSAB AB (B Shares)	75,346	510,972
Storskogen Group AB	182,594	158,261
Svenska Cellulosa AB SCA (B Shares)	74,211	1,026,845
Svenska Handelsbanken AB (A Shares)	190,778	1,989,437
Sweco AB (B Shares)	25,140	271,892
Swedbank AB (A Shares)	113,110	2,167,538
Swedish Orphan Biovitrum AB (a)	24,468	543,754
Tele2 AB (B Shares)	67,929	585,908
Telia Co. AB	301,650	779,054
Thule Group AB (c)	12,582	299,703
Trelleborg AB (B Shares)	30,732	765,831
Viaplay Group AB (B Shares) (a)	9,403	231,083
Vitrolife AB	9,506	202,708
Volvo AB:
(A Shares)	24,831	514,305
(B Shares)	195,877	3,886,889
Volvo Car AB (a)	65,853	326,570
Wallenstam AB (B Shares)	52,192	238,661
Wihlborgs Fastigheter AB	31,344	257,164
TOTAL SWEDEN		69,277,760
Switzerland - 5.9%
ABB Ltd. (Reg.)	211,868	7,376,325
Adecco SA (Reg.)	20,409	754,832
Alcon, Inc. (Switzerland)	62,015	4,650,956
ams-OSRAM AG (a)	32,810	304,196
Baloise Holdings AG	5,637	924,209
Compagnie Financiere Richemont SA Series A	64,713	9,975,983
Credit Suisse Group AG	400,043	1,378,101
Geberit AG (Reg.)	4,442	2,511,392
Givaudan SA	989	3,193,320
Holcim AG	70,096	4,190,670
Julius Baer Group Ltd.	26,469	1,688,465
Kuehne & Nagel International AG	7,059	1,677,814
Lindt & Spruengli AG	13	1,461,169
Lindt & Spruengli AG (participation certificate)	127	1,392,769
Logitech International SA (Reg.)	21,484	1,251,258
Lonza Group AG	9,265	5,285,141
Nestle SA (Reg. S)	340,555	41,550,794
Novartis AG	297,767	26,920,841
Partners Group Holding AG	2,806	2,617,503
Roche Holding AG:
(Bearer) (b)	3,682	1,344,101
(participation certificate)	86,590	27,030,835
Schindler Holding AG (participation certificate)	5,052	1,072,481
SGS SA (Reg.)	751	1,825,205
Sika AG	19,098	5,426,637
Sonova Holding AG	6,396	1,592,188
Straumann Holding AG	14,400	1,885,493
Swatch Group AG (Bearer)	3,588	1,299,102
Swiss Life Holding AG	3,812	2,248,476
Swiss Re Ltd.	35,835	3,740,462
Swisscom AG	3,146	1,855,642
Temenos Group AG	8,425	597,986
UBS Group AG	436,566	9,270,173
Zurich Insurance Group Ltd.	18,616	9,206,151
TOTAL SWITZERLAND		187,500,670
Taiwan - 3.8%
Accton Technology Corp.	61,000	498,078
Acer, Inc.	375,000	312,797
Advantech Co. Ltd.	53,696	613,468
AP Memory Technology Corp.	17,000	120,471
ASE Technology Holding Co. Ltd.	423,000	1,425,986
Asia Cement Corp.	326,000	458,870
Asia Optical Co., Inc.	44,000	93,882
ASMedia Technology, Inc.	4,000	120,406
ASPEED Tech, Inc.	3,300	233,499
ASUSTeK Computer, Inc.	84,000	764,447
AUO Corp.	864,000	485,423
Capital Securities Corp.	267,000	103,536
Catcher Technology Co. Ltd.	88,000	522,852
Cathay Financial Holding Co. Ltd.	1,148,923	1,634,286
Chang Hwa Commercial Bank	738,156	433,410
Cheng Loong Corp.	111,000	107,774
Cheng Shin Rubber Industry Co. Ltd.	264,000	304,378
Chicony Electronics Co. Ltd.	80,000	231,804
China Airlines Ltd.	382,000	248,977
China Development Financial Ho	2,103,000	928,258
China Petrochemical Development Corp.	442,277	149,290
China Steel Corp.	1,561,000	1,650,479
Chipbond Technology Corp.	80,000	161,930
Chroma ATE, Inc.	49,000	303,817
Chung Hung Steel Co. Ltd.	97,000	94,299
Chunghwa Telecom Co. Ltd.	470,000	1,754,926
Compal Electronics, Inc.	508,000	383,150
Compeq Manufacturing Co. Ltd.	128,000	195,703
CTBC Financial Holding Co. Ltd.	2,423,000	1,851,082
Delta Electronics, Inc.	238,000	2,306,000
E Ink Holdings, Inc.	107,000	620,360
E.SUN Financial Holdings Co. Ltd.	1,768,196	1,446,966
ECLAT Textile Co. Ltd.	25,000	416,572
Elan Microelectronics Corp.	33,000	107,218
Elite Material Co. Ltd.	37,000	224,533
Elite Semiconductor Memory Technology, Inc.	31,000	81,252
eMemory Technology, Inc.	7,000	383,467
ENNOSTAR, Inc.	85,500	143,417
Eternal Materials Co. Ltd.	111,100	120,398
EVA Airways Corp.	315,619	307,733
Evergreen Marine Corp. (Taiwan)	125,657	641,393
Far Eastern International Bank	477,740	186,565
Far Eastern New Century Corp.	493,000	538,351
Far EasTone Telecommunications Co. Ltd.	202,000	448,965
Faraday Technology Corp.	24,000	137,164
Feng Tay Enterprise Co. Ltd.	69,480	458,353
First Financial Holding Co. Ltd.	1,328,217	1,157,458
Fitipower Integrated Technology, Inc.	20,000	96,964
FLEXium Interconnect, Inc.	33,000	110,465
FocalTech Systems Co. Ltd.	31,000	69,901
Formosa Chemicals & Fibre Corp.	503,000	1,211,331
Formosa Petrochemical Corp.	213,000	596,475
Formosa Plastics Corp.	536,000	1,596,363
Formosa Taffeta Co. Ltd.	110,000	99,457
Foxconn Technology Co. Ltd.	128,000	231,946
Fubon Financial Holding Co. Ltd.	983,129	1,978,391
Genius Electronic Optical Co. Ltd.	12,000	147,780
Giant Manufacturing Co. Ltd.	38,341	263,013
Gigabyte Technology Co. Ltd.	63,000	244,458
Global Unichip Corp.	9,000	237,336
GlobalWafers Co. Ltd.	25,000	438,247
Great Wall Enterprise Co. Ltd.	111,977	172,895
HannStar Display Corp.	250,000	101,348
Highwealth Construction Corp.	171,342	234,842
HIWIN Technologies Corp.	39,192	292,781
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,495,800	4,983,780
Hotai Motor Co. Ltd.	45,000	987,126
HTC Corp. (a)	83,000	169,738
Hua Nan Financial Holdings Co. Ltd.	1,273,755	968,261
IBF Financial Holdings Co. Ltd.	348,946	146,642
Innolux Corp.	1,150,435	470,272
International Games Systems Co. Ltd.	14,000	231,415
Inventec Corp.	384,000	323,429
ITEQ Corp.	23,000	62,504
King Slide Works Co. Ltd.	7,000	94,563
King Yuan Electronics Co. Ltd.	153,000	196,130
Kings Town Bank Co. Ltd.	132,000	152,486
Kinsus Interconnect Technology Corp.	34,000	129,032
Largan Precision Co. Ltd.	12,000	855,595
Lien Hwa Industrial Corp.	118,067	204,661
Lite-On Technology Corp.	274,000	608,328
Lotes Co. Ltd.	10,135	257,419
Macronix International Co. Ltd.	225,340	270,606
Makalot Industrial Co. Ltd.	22,459	163,823
MediaTek, Inc.	199,000	4,803,873
Medigen Vaccine Biologics Corp.	28,173	68,988
Mega Financial Holding Co. Ltd.	1,365,675	1,457,023
Merida Industry Co. Ltd.	26,000	158,070
Micro-Star International Co. Ltd.	85,000	373,023
momo.com, Inc.	9,440	250,996
Nan Ya Plastics Corp.	699,000	1,757,602
Nan Ya Printed Circuit Board Corp.	28,000	229,725
Nanya Technology Corp.	152,000	294,993
Nien Made Enterprise Co. Ltd.	24,000	249,931
Novatek Microelectronics Corp.	69,000	820,932
Oneness Biotech Co. Ltd. (a)	31,000	279,134
Pegatron Corp.	266,000	572,906
Phison Electronics Corp.	20,000	248,759
Pou Chen Corp.	317,000	363,392
Powerchip Semiconductor Manufacturing Corp.	348,000	401,045
Powertech Technology, Inc.	86,000	240,169
Poya International Co. Ltd.	7,221	125,312
President Chain Store Corp.	70,000	629,986
Primax Electronics Ltd.	46,000	88,475
Qisda Corp.	219,000	207,200
Quanta Computer, Inc.	343,000	855,897
Radiant Opto-Electronics Corp.	60,000	205,502
Realtek Semiconductor Corp.	57,000	611,587
Ruentex Development Co. Ltd.	244,620	366,025
Ruentex Industries Ltd.	102,790	230,113
Shin Kong Financial Holding Co. Ltd.	1,947,432	584,335
Simplo Technology Co. Ltd.	23,000	227,662
SINBON Electronics Co. Ltd.	27,000	259,184
Sino-American Silicon Products, Inc.	73,000	398,281
Sinopac Financial Holdings Co.	1,405,101	811,057
Standard Foods Corp.	57,000	78,776
Synnex Technology International Corp.	154,000	310,963
Ta Chen Stainless Pipe Co. Ltd.	198,959	298,626
Taichung Commercial Bank Co. Ltd.	444,775	194,442
Taishin Financial Holdings Co. Ltd.	1,472,654	799,799
Taiwan Business Bank	731,256	325,927
Taiwan Cement Corp.	830,600	1,005,205
Taiwan Cooperative Financial Holding Co. Ltd.	1,252,922	1,106,212
Taiwan Fertilizer Co. Ltd.	95,000	176,967
Taiwan High Speed Rail Corp.	293,000	285,209
Taiwan Mobile Co. Ltd.	216,000	680,934
Taiwan Semiconductor Manufacturing Co. Ltd.	2,346,000	41,363,568
Tatung Co. Ltd. (a)	242,000	276,318
TECO Electric & Machinery Co. Ltd.	192,000	184,070
The Shanghai Commercial & Savings Bank Ltd.	600,218	932,017
Tong Hsing Electronics Industries Ltd.	16,200	124,224
Tripod Technology Corp.	57,000	188,408
Tung Ho Steel Enterprise Corp.	60,300	116,437
Uni-President Enterprises Corp.	591,000	1,326,585
Unimicron Technology Corp.	158,000	726,802
Union Bank of Taiwan	347,019	187,076
United Integrated Services Co.	23,000	158,649
United Microelectronics Corp.	1,441,000	2,356,077
United Renewable Energy Co. Ltd. (a)	172,004	121,458
Vanguard International Semiconductor Corp.	99,000	332,475
Voltronic Power Technology Corp.	9,250	467,685
Walsin Lihwa Corp.	316,374	575,385
Walsin Technology Corp.	39,000	117,657
Win Semiconductors Corp.	45,000	289,901
Winbond Electronics Corp.	345,000	249,722
Wistron Corp.	382,000	401,510
Wiwynn Corp.	12,000	301,151
WPG Holding Co. Ltd.	173,040	275,613
Yageo Corp.	42,775	775,734
Yang Ming Marine Transport Corp.	231,000	484,763
YFY, Inc.	159,000	137,002
Yuanta Financial Holding Co. Ltd.	1,561,934	1,173,491
Yulon Finance Corp.	31,818	177,372
TOTAL TAIWAN		122,568,633
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	29,300	174,490
Advanced Information Service PCL NVDR	99,100	590,168
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	761,424
NVDR (a)	175,500	398,063
Asset World Corp. PCL NVDR	943,300	171,818
B. Grimm Power PCL:
(For. Reg.)	11,600	14,296
NVDR	104,400	128,662
Bangkok Bank PCL:
(For. Reg.)	11,400	55,276
NVDR	60,400	292,867
Bangkok Chain Hospital PCL unit	193,600	128,951
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	47,993
NVDR	94,100	45,757
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	156,961
NVDR	305,600	277,910
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	169,773
NVDR	375,700	111,238
Bangkok Life Assurance PCL NVDR	78,300	70,271
Bank of Ayudhya PCL NVDR	197,600	189,941
Banpu PCL NVDR	315,500	111,998
Berli Jucker PCL:
unit	91,600	106,419
(For. Reg.)	39,000	45,309
BTS Group Holdings PCL:
(For. Reg.)	313,800	81,358
NVDR	424,700	109,611
Bumrungrad Hospital PCL:
NVDR	22,200	147,156
(For. Reg.)	26,700	176,985
Carabao Group PCL:
(For. Reg.)	16,700	52,625
NVDR	38,100	120,061
Central Pattana PCL:
(For. Reg.)	91,900	200,329
NVDR	60,100	131,009
Central Plaza Hotel PCL unit (a)	62,200	98,923
Central Retail Corp. PCL:
(For. Reg.)	176,708	230,006
NVDR	233,500	303,928
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	180,857
(NVDR)	165,000	118,795
Chularat Hospital PCL unit	606,600	74,022
Com7 PCL NVDR	96,400	92,438
CP ALL PCL:
(For. Reg.)	203,100	412,629
NVDR	344,600	700,107
Delta Electronics PCL:
(For. Reg.)	27,400	757,145
NVDR	28,500	787,542
Electricity Generating PCL NVDR	27,700	147,237
Energy Absolute PCL:
(For. Reg.)	126,300	333,955
NVDR	104,100	275,255
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	93,274
NVDR	47,200	99,394
Gulf Energy Development PCL:
(For. Reg.)	311,100	511,563
NVDR	359,800	591,643
Gunkul Engineering PCL unit	477,300	72,812
Hana Microelectronics PCL NVDR	70,400	130,928
Home Product Center PCL:
(For. Reg.)	164,700	72,082
NVDR	299,300	130,990
Indorama Ventures PCL NVDR	239,100	296,227
Intouch Holdings PCL:
(For. Reg.)	45,100	100,236
NVDR	105,100	233,589
IRPC PCL:
(For. Reg.)	672,700	62,968
NVDR	474,800	44,444
Jay Mart PCL unit	66,500	76,091
JMT Network Services PCL:
NVDR	81,422	133,433
warrants (a)	3,605	953
Kasikornbank PCL:
NVDR	91,600	406,335
(For. Reg.)	58,200	258,174
KCE Electronics PCL NVDR	61,100	102,813
Kiatnakin Bank PCL (For. Reg.)	51,800	108,103
Krung Thai Bank PCL:
(For. Reg.)	210,200	112,479
NVDR	189,700	101,510
Krungthai Card PCL:
(For. Reg.)	54,000	93,372
NVDR	74,700	129,164
Land & House PCL:
NVDR	248,400	75,080
(For. Reg.)	205,900	62,233
Minor International PCL:
unit (a)	104,248	106,187
warrants 2/15/24 (a)	1,584	185
(For. Reg.) (a)	233,456	237,797
Muangthai Leasing PCL:
(For. Reg.)	29,100	33,507
NVDR	52,900	60,911
Ngern Tid Lor PCL NVDR	136,384	115,964
Osotspa PCL:
(For. Reg.)	72,200	61,813
NVDR	94,600	80,990
PTT Exploration and Production PCL:
(For. Reg.)	102,600	538,680
NVDR	78,200	410,573
PTT Global Chemical PCL:
(For. Reg.)	9,000	13,567
NVDR	217,000	327,127
PTT Oil & Retail Business PCL NVDR	351,200	240,109
PTT PCL:
(For. Reg.)	346,200	351,851
NVDR	711,700	723,317
Ratch Group PCL unit	92,500	119,337
SCB X PCL:
(For. Reg.)	6,250	19,911
NVDR unit	109,600	349,155
SCG Packaging PCL NVDR	148,900	238,025
Siam Cement PCL:
(For. Reg.)	5,500	56,443
NVDR	31,900	327,370
Siam Global House PCL NVDR	237,568	151,130
Singer Thailand PCL NVDR	48,100	40,564
Sri Trang Agro-Industry PCL NVDR	89,000	59,532
Sri Trang Gloves Thailand PCL NVDR	136,100	43,214
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	350
(For. Reg.)	26,600	43,460
NVDR	47,300	77,338
Thai Beverage PCL	1,071,000	572,064
Thai Life Insurance PCL	361,200	148,756
Thai Oil PCL:
(For. Reg.)	77,575	137,323
NVDR	29,077	51,472
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	42,193
NVDR	196,700	96,058
Thanachart Capital PCL:
(For. Reg.)	28,000	36,727
NVDR	25,100	32,783
Thonburi Healthcare Group PCL NVDR	39,100	82,315
TISCO Financial Group PCL:
(For. Reg.)	8,600	26,913
NVDR	38,300	119,855
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	87,952
NVDR	3,712,571	166,972
Total Access Communication PCL:
(For. Reg.)	21,300	32,235
NVDR	72,800	110,174
True Corp. PCL:
(For. Reg.)	811,400	120,501
NVDR	1,119,600	166,272
VGI PCL:
unit	303,240	45,612
warrants 5/23/27 (a)	116,340	928
(For. Reg.)	192,660	28,979
warrants (For. Reg.) (a)	44,460	355
WHA Corp. PCL:
(For. Reg.)	369,000	42,651
NVDR	475,500	54,961
TOTAL THAILAND		20,713,906
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	15,168	73,383
Akbank TAS	369,703	333,748
Aksa Akrilik Kimya Sanayii	12,254	50,425
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	76,066
Arcelik A/S	22,898	130,503
Aselsan A/S	72,972	220,360
Bera Holding A/S	78,276	46,443
Bim Birlesik Magazalar A/S JSC	57,985	383,808
Coca-Cola Icecek Sanayi A/S	9,888	96,308
Dogan Sirketler Grubu Holding A/S	131,776	61,722
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	98,687
Enka Insaat ve Sanayi A/S	225,571	355,939
Eregli Demir ve Celik Fabrikalari T.A.S.	168,487	341,287
Ford Otomotiv Sanayi A/S	8,189	222,083
Haci Omer Sabanci Holding A/S	169,977	352,619
Hektas Ticaret A/S (a)	131,394	220,047
Is Gayrimenkul Yatirim Ortakligi A/S (a)	45,633	27,949
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	83,991
Koc Holding A/S	141,653	575,747
Koza Altin Isletmeleri A/S	5,167	152,434
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	67,411
Migros Turk Ticaret A/S (a)	11,400	83,518
Otokar Otomotiv ve Savunma Sanayi A.S.	1,273	67,666
Pegasus Hava Tasimaciligi A/S (a)	4,300	112,957
Petkim Petrokimya Holding A/S (a)	147,466	128,028
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	42,682	60,043
Sok Marketler Ticaret A/S (a)	43,806	61,485
TAV Havalimanlari Holding A/S (a)	23,832	104,721
Tekfen Holding A/S	22,549	46,682
Tofas Turk Otomobil Fabrikasi A/S	14,762	124,081
Turk Hava Yollari AO (a)	89,611	655,554
Turk Traktor ve Ziraat Makinalari A/S	1,831	56,100
Turkcell Iletisim Hizmet A/S	145,334	280,480
Turkiye Garanti Bankasi A/S	76,771	98,121
Turkiye Halk Bankasi A/S (a)	82,949	46,305
Turkiye Is Bankasi A/S Series C	428,264	247,725
Turkiye Petrol Rafinerileri A/S (a)	16,973	533,665
Turkiye Sise ve Cam Fabrikalari A/S	161,647	339,807
Turkiye Vakiflar Bankasi TAO (a)	75,722	38,044
Yapi ve Kredi Bankasi A/S	331,164	159,867
TOTAL TURKEY		7,215,809
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	347,664	796,018
Abu Dhabi Islamic Bank	178,265	457,177
Abu Dhabi National Oil Co. for Distribution PJSC	365,415	437,730
Aldar Properties PJSC	460,911	547,105
Dubai Islamic Bank Pakistan Ltd.	359,664	543,447
Emaar Properties PJSC (a)	774,842	1,172,884
Emirates NBD Bank PJSC (a)	305,188	1,075,981
Emirates Telecommunications Corp.	430,469	3,011,912
First Abu Dhabi Bank PJSC	546,495	2,023,449
TOTAL UNITED ARAB EMIRATES		10,065,703
United Kingdom - 8.9%
3i Group PLC	120,841	2,357,578
Abrdn PLC	268,380	703,434
Admiral Group PLC	34,181	927,081
Anglo American PLC (United Kingdom)	165,951	7,157,535
Antofagasta PLC	42,902	916,349
Ashtead Group PLC	55,811	3,656,382
Associated British Foods PLC	44,060	1,008,168
AstraZeneca PLC (United Kingdom)	192,020	25,157,029
Auto Trader Group PLC (c)	117,784	913,825
Aviva PLC	347,574	1,952,705
BAE Systems PLC	399,877	4,233,119
Barclays PLC	1,861,470	4,279,133
Barratt Developments PLC	124,513	705,820
Bellway PLC	14,702	383,895
Berkeley Group Holdings PLC	13,981	714,452
BP PLC	2,265,413	13,683,671
British American Tobacco PLC (United Kingdom)	277,059	10,620,731
British Land Co. PLC	114,649	625,310
BT Group PLC	863,718	1,327,317
Bunzl PLC	41,835	1,531,816
Burberry Group PLC	50,013	1,523,442
Carnival PLC (a)	19,941	190,521
Centrica PLC	717,106	890,715
Compass Group PLC	220,830	5,275,192
ConvaTec Group PLC (c)	201,472	581,717
Croda International PLC	17,629	1,496,597
Dechra Pharmaceuticals PLC	14,372	507,813
Derwent London PLC	13,777	438,552
Diageo PLC	288,649	12,621,498
Diploma PLC	14,959	503,472
Direct Line Insurance Group PLC	159,121	348,108
DS Smith PLC	171,132	745,815
Games Workshop Group PLC	4,108	475,055
GSK PLC	496,812	8,726,522
Halma PLC	47,244	1,251,098
Hargreaves Lansdown PLC	42,109	461,516
Hikma Pharmaceuticals PLC	22,249	468,636
Howden Joinery Group PLC	70,935	603,770
HSBC Holdings PLC (United Kingdom)	2,473,560	18,226,054
IG Group Holdings PLC	51,406	504,472
IMI PLC	34,772	620,310
Imperial Brands PLC	118,914	2,983,106
Inchcape PLC	46,589	523,828
Informa PLC	186,202	1,536,210
InterContinental Hotel Group PLC	23,215	1,611,670
Intermediate Capital Group PLC	37,444	640,740
International Distributions Services PLC	99,157	279,698
Intertek Group PLC	20,059	1,074,507
ITV PLC	445,924	444,644
J Sainsbury PLC	218,706	708,053
JD Sports Fashion PLC	308,703	619,401
Johnson Matthey PLC	24,846	691,044
Kingfisher PLC	243,475	839,969
Land Securities Group PLC	92,524	808,059
Legal & General Group PLC	741,422	2,321,718
Lloyds Banking Group PLC	8,330,638	5,421,544
London Stock Exchange Group PLC	42,715	3,910,344
M&G PLC	296,916	739,061
Marks & Spencer Group PLC (a)	245,664	441,580
Mediclinic International PLC	47,169	288,490
Melrose Industries PLC	504,472	884,396
Mondi PLC	59,895	1,124,607
National Grid PLC	479,600	6,097,111
NatWest Group PLC	627,391	2,393,534
Next PLC	16,052	1,309,683
Ocado Group PLC (a)	89,881	715,831
Pearson PLC	94,013	1,072,142
Pennon Group PLC	31,885	360,664
Persimmon PLC	39,710	691,265
Phoenix Group Holdings PLC	105,539	833,769
Prudential PLC	340,976	5,665,341
Reckitt Benckiser Group PLC	91,159	6,496,076
RELX PLC (London Stock Exchange)	245,403	7,290,663
Rentokil Initial PLC	312,084	1,892,301
Rightmove PLC	109,447	795,230
Rio Tinto PLC	131,543	10,299,983
Rolls-Royce Holdings PLC (a)	1,039,688	1,360,260
RS GROUP PLC	58,741	680,737
Sage Group PLC	135,948	1,301,944
Schroders PLC	116,313	685,292
Segro PLC	149,598	1,531,154
Severn Trent PLC	31,220	1,083,866
Shell PLC (London)	880,940	25,862,452
Smith & Nephew PLC	108,994	1,505,244
Smiths Group PLC	43,851	933,646
Spectris PLC	13,928	549,476
Spirax-Sarco Engineering PLC	9,120	1,296,386
SSE PLC	129,094	2,755,470
St. James's Place PLC	68,036	1,025,411
Standard Chartered PLC (United Kingdom)	301,379	2,523,602
Tate & Lyle PLC	48,908	454,031
Taylor Wimpey PLC	452,470	653,774
Tesco PLC	919,954	2,796,092
The Weir Group PLC	32,543	714,950
Travis Perkins PLC	25,490	318,967
Tritax Big Box REIT PLC	236,339	453,955
Unilever PLC	325,385	16,561,810
Unite Group PLC	49,112	603,661
United Utilities Group PLC	84,012	1,095,815
Vodafone Group PLC	3,304,968	3,813,319
Whitbread PLC	24,937	934,912
TOTAL UNITED KINGDOM		284,618,713
United States of America - 0.2%
Coca-Cola European Partners PLC	24,778	1,393,019
Farfetch Ltd. Class A (a)(b)	42,613	290,621
Fiverr International Ltd. (a)(b)	3,958	146,802
JFrog Ltd. (a)(b)	7,118	183,004
Li Auto, Inc. ADR (a)(b)	70,484	1,755,052
Yum China Holdings, Inc.	51,827	3,193,061
TOTAL UNITED STATES OF AMERICA		6,961,559
TOTAL COMMON STOCKS (Cost $2,981,719,076)		3,097,749,608

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Azul SA (a)	31,100	72,599
Banco Bradesco SA (PN)	637,479	1,760,624
Bradespar SA (PN)	34,209	214,973
Braskem SA Class A	21,900	100,649
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	36,729	307,287
Companhia Energetica de Minas Gerais (CEMIG) (PN)	188,134	424,722
Gerdau SA	130,000	838,445
Itau Unibanco Holding SA	599,450	2,991,168
Itausa-Investimentos Itau SA (PN)	651,505	1,094,761
Metalurgica Gerdau SA (PN)	84,400	240,915
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	576,900	2,962,745
Raizen SA	144,200	93,457
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	63,600	106,871
TOTAL BRAZIL		11,209,216
Chile - 0.1%
Embotelladora Andina SA Class B	47,189	117,060
Sociedad Quimica y Minera de Chile SA (PN-B)	17,798	1,731,301
TOTAL CHILE		1,848,361
Colombia - 0.0%
Bancolombia SA (PN)	53,249	404,755
Germany - 0.2%
Henkel AG & Co. KGaA	21,818	1,551,251
Porsche Automobil Holding SE (Germany)	18,932	1,132,071
Sartorius AG (non-vtg.)	3,330	1,485,372
Volkswagen AG	22,612	3,136,075
TOTAL GERMANY		7,304,769
Korea (South) - 0.2%
Hyundai Motor Co.	2,643	184,748
Hyundai Motor Co. Series 2	4,973	347,828
LG Chemical Ltd.	1,072	266,617
LG Electronics, Inc.	2,911	108,379
LG H & H Co. Ltd.	338	87,348
Samsung Electronics Co. Ltd.	101,938	4,568,793
TOTAL KOREA (SOUTH)		5,563,713
Russia - 0.0%
AK Transneft OAO (d)	168	64,605
Sberbank of Russia (Russia) (a)(d)	109,390	898
Surgutneftegas OJSC (d)	841,000	19,391
TOTAL RUSSIA		84,894
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $31,240,260)		26,415,708

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $3,434,351)	3,500,000	3,434,291

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	67,796,431	67,809,991
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	11,965,290	11,966,486
TOTAL MONEY MARKET FUNDS (Cost $79,776,287)		79,776,477

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,096,169,974)	3,207,376,084
NET OTHER ASSETS (LIABILITIES) - 0.0% (i)	(1,129,429)
NET ASSETS - 100.0%	3,206,246,655

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	491	Mar 2023	52,021,450	2,250,401	2,250,401
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	447	Mar 2023	23,346,810	893,664	893,664
TME S&P/TSX 60 Index Contracts (Canada)	33	Mar 2023	6,219,789	194,927	194,927

TOTAL FUTURES CONTRACTS					3,338,992
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,917,689 or 2.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,159,547.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $97,558 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	60,028,940	88,348,888	80,567,837	718,206	-	-	67,809,991	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	8,407,556	24,662,696	21,103,766	54,783	-	-	11,966,486	0.0%
Total	68,436,496	113,011,584	101,671,603	772,989	-	-	79,776,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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